UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21323

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Limited Duration Income Fund (EVV)

Semiannual Report

September 30, 2018

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2018

Eaton Vance

Limited Duration Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Board of Trustees’ Contract Approval	70

Officers and Trustees	73

Important Notices	74

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Performance1

Portfolio Managers Scott H. Page, CFA, Payson F. Swaffield, CFA, Michael W. Weilheimer, CFA, Catherine McDermott, Andrew Szczurowski, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	05/30/2003	2.74%	3.61%	5.99%	8.64%
Fund at Market Price	—	0.60	–3.24	3.85	10.28

% Premium/Discount to NAV[2]
					–13.57%

Distributions[3]
Total Distributions per share for the period					$0.416
Distribution Rate at NAV					5.48%
Distribution Rate at Market Price					6.34%

% Total Leverage[4]
Auction Preferred Shares (APS)					8.02%
Borrowings					28.73

Fund Profile

Asset Allocation (% of total investments)5

MBS refers to Mortgage-Backed Securities

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance would have been lower.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]

Leverage represents the liquidation value of the Fund’s APS and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus APS and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[5]	Asset allocation as a percentage of the Fund’s net assets amounted to 155.2%.

Fund profile subject to change due to active management.

3

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 53.5%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.6%
Accudyne Industries, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024	703	$706,355
IAP Worldwide Services, Inc.
Revolving Loan, 1.46%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2019(2)	172	173,246
Term Loan - Second Lien, 8.89%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)	228	185,085
TransDigm, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023	5,614	5,639,209
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024	1,395	1,401,240
Wesco Aircraft Hardware Corp.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020	1,035	1,022,063
WP CPP Holdings, LLC
Term Loan, 6.21%, (2 mo. USD LIBOR + 3.75%), Maturing April 30, 2025	550	554,239
		$9,681,437

Automotive — 1.7%
Allison Transmission, Inc.
Term Loan, 3.97%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022	1,736	$1,748,856
American Axle and Manufacturing, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)	3,486	3,491,070
Apro, LLC
Term Loan, 6.20%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	292	292,957
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024	596	597,547
Chassix, Inc.
Term Loan, 7.91%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)	1,489	1,501,777
CS Intermediate Holdco 2, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023	1,699	1,706,461
Dayco Products, LLC
Term Loan, 6.56%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	1,175	1,186,387
FCA US, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018	1,597	1,601,402

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Federal-Mogul Holdings Corporation
Term Loan, 5.89%, (USD LIBOR + 3.75%), Maturing April 15, 2021(4)		4,784	$4,794,809
Garrett LX III S.a.r.l.
Term Loan, Maturing September 30, 2025(5)		300	300,750
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.15%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		2,258	2,265,097
Horizon Global Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		408	399,133
L&W, Inc.
Term Loan, 6.21%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		848	855,824
Tenneco, Inc.
Term Loan, Maturing June 18, 2025(5)		3,775	3,776,748
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	922	1,075,926
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		1,137	1,141,897
Tower Automotive Holdings USA, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		1,846	1,857,983
			$28,594,624

Beverage and Tobacco — 0.3%
Arterra Wines Canada, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,928	$2,945,899
Flavors Holdings, Inc.
Term Loan, 8.14%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		830	790,813
Term Loan - Second Lien, 12.39%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	875,000
			$4,611,712

Brokerage / Securities Dealers / Investment Houses — 0.2%
Advisor Group, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		600	$604,125
Aretec Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		954	958,442
Term Loan - Second Lien, 11.75%, (3 mo. USD Prime + 6.50% (7.25% cash, 4.50% PIK)), Maturing May 23, 2021		1,526	1,530,901

4	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses (continued)
OZ Management L.P.
Term Loan, 6.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 11, 2023	560	$564,200
		$3,657,668

Building and Development — 1.5%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	3,004	$3,000,152
Beacon Roofing Supply, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	647	646,346
Core & Main L.P.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024	844	847,970
CPG International, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024	1,716	1,729,237
DTZ U.S. Borrower, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	5,900	5,927,040
GGP, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	1,025	1,020,973
Henry Company, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	2,333	2,349,480
Quikrete Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	3,005	3,013,636
RE/MAX International, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	2,245	2,256,199
Realogy Group, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025	914	918,541
Summit Materials Companies I, LLC
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	695	696,487
Werner FinCo L.P.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	1,043	1,043,461
WireCo WorldGroup, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	686	694,003
Term Loan - Second Lien, 11.24%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	1,650	1,666,500
		$25,810,025

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 5.0%
Acosta Holdco, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		2,209	$1,656,085
Adtalem Global Education, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		424	427,647
AlixPartners, LLP
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		2,515	2,529,380
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	1,541	1,797,080
AppLovin Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,600	1,613,667
ASGN Incorporated
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		503	504,468
Blitz F18-675 GmbH
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	1,675	1,961,998
Bracket Intermediate Holding Corp.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		950	950,000
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		593	596,944
Camelot UK Holdco Limited
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		2,340	2,346,839
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		468	468,776
Ceridian HCM Holding, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 5, 2025		1,550	1,555,086
Change Healthcare Holdings, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		7,532	7,565,347
CPM Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing April 11, 2022		338	340,319
Crossmark Holdings, Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019		1,958	1,119,559
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024		1,432	1,439,258

5	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
EAB Global, Inc.
Term Loan, 6.25%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		1,418	$1,410,786
Education Management, LLC
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		393	74,204
Term Loan, 0.00%, Maturing July 2, 2020(3)(6)		885	0
EIG Investors Corp.
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		3,538	3,570,514
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		422	424,976
Extreme Reach, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		1,480	1,482,263
First Data Corporation
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing July 8, 2022		4,456	4,463,761
Garda World Security Corporation
Term Loan, 5.83%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	1,012	785,598
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		2,178	2,190,529
Global Payments, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		1,047	1,050,287
IG Investment Holdings, LLC
Term Loan, 5.80%, (USD LIBOR + 3.50%), Maturing May 23, 2025(4)		2,947	2,970,726
Information Resources, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		1,010	1,018,459
Iron Mountain, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		920	910,787
J.D. Power and Associates
Term Loan, 6.49%, (1 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		1,178	1,186,139
KAR Auction Services, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		2,190	2,201,009
Kronos Incorporated
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,920	6,961,407
KUEHG Corp.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,324	2,339,208

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
KUEHG Corp. (continued)
Term Loan - Second Lien, 10.64%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	425	$431,375
LegalZoom.com, Inc.
Term Loan, 6.46%, (1 mo. USD LIBOR + 4.25%), Maturing November 21, 2024	794	806,816
Term Loan - Second Lien, 10.74%, (1 mo. USD LIBOR + 8.50%), Maturing November 21, 2025	600	605,250
Monitronics International, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	2,904	2,839,811
PGX Holdings, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020	1,516	1,484,871
Ping Identity Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025	374	374,998
Pre-Paid Legal Services, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	464	467,156
Prime Security Services Borrower, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022	1,991	2,003,194
Red Ventures, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024	1,083	1,097,630
SMG Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025	249	250,382
Solera, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	868	871,461
Spin Holdco, Inc.
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022	3,917	3,935,838
Tempo Acquisition, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024	988	992,314
Trans Union, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023	292	293,477
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025	449	450,621
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.50%), Maturing March 17, 2025	2,138	2,141,690

6	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Vestcom Parent Holdings, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		614	$617,156
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		309	311,058
West Corporation
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		349	346,787
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,216	1,213,702
Worldpay, LLC
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing October 14, 2023		307	307,659
Term Loan, 3.88%, (1 mo. USD LIBOR + 1.75%), Maturing August 9, 2024		1,940	1,945,948
ZPG PLC
Term Loan, 5.47%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	775	1,013,292
			$84,715,592

Cable and Satellite Television — 2.2%
Charter Communications Operating, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		3,821	$3,830,896
CSC Holdings, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		4,015	4,018,834
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,372	1,374,649
MCC Iowa, LLC
Term Loan, 4.17%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		1,090	1,094,202
Mediacom Illinois, LLC
Term Loan, 3.92%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		627	628,241
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	518	595,348
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		2,123	2,083,316
Radiate Holdco, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,152	2,151,015
Telenet Financing USD, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		2,725	2,715,918

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Unitymedia Finance, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,050	$1,051,875
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	1,000	1,168,791
UPC Financing Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		2,332	2,333,124
Virgin Media Bristol, LLC
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		8,050	8,071,630
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	2,625	3,049,934
Ziggo Secured Finance Partnership
Term Loan, 4.66%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		4,150	4,079,321
			$38,247,094

Chemicals and Plastics — 2.7%
Alpha 3 B.V.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		756	$760,401
Aruba Investments, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		365	366,099
Ashland, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		617	619,425
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,845	2,853,782
Chemours Company (The)
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		523	522,782
Emerald Performance Materials, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		644	649,629
Term Loan - Second Lien, 9.99%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		725	727,719
Ferro Corporation
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		345	346,400
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		352	353,931

7	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Ferro Corporation (continued)
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		493	$495,234
Flint Group GmbH
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		191	181,604
Flint Group US, LLC
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,153	1,098,556
Gemini HDPE, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		1,987	2,000,863
H.B. Fuller Company
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		2,176	2,176,714
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	3,275	3,804,514
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		1,588	1,592,591
Invictus U.S., LLC
Term Loan, 5.20%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		522	526,619
Kraton Polymers, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		1,158	1,163,507
MacDermid, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		362	363,707
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		2,714	2,727,842
Minerals Technologies, Inc.
Term Loan, 4.46%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		1,107	1,116,886
Orion Engineered Carbons GmbH
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		719	722,572
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 31, 2024	EUR	982	1,150,359
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(4)		398	389,045
PolyOne Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 11, 2022		584	584,890
PQ Corporation
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		2,228	2,232,655

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Schenectady International Group, Inc.
Term Loan, Maturing August 10, 2025(5)	975	$978,047
Sonneborn Refined Products B.V.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	79	80,331
Sonneborn, LLC
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2020	448	455,209
Spectrum Holdings III Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	362	360,143
Starfruit Finco B.V.
Term Loan, Maturing September 20, 2025(5)	3,050	3,066,610
Tata Chemicals North America, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020	1,019	1,023,673
Trinseo Materials Operating S.C.A.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024	2,814	2,823,076
Tronox Blocked Borrower, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	1,133	1,138,265
Tronox Finance, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing September 22, 2024	2,614	2,626,766
Unifrax Corporation
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024	617	626,461
Univar, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	2,888	2,898,560
Venator Materials Corporation
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	421	421,539
Versum Materials, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023	711	714,793
		$46,741,799

Conglomerates — 0.2%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024	272	$274,101
Spectrum Brands, Inc.
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.00%), Maturing June 23, 2022	2,210	2,223,105
		$2,497,206

8	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 1.7%
Berlin Packaging, LLC
Term Loan, 5.16%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		249	$249,706
Berry Global, Inc.
Term Loan, 4.19%, (2 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		961	963,174
BWAY Holding Company
Term Loan, 5.58%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,603	2,605,008
Consolidated Container Company, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		446	447,806
Crown Americas, LLC
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing April 3, 2025	EUR	648	757,972
Flex Acquisition Company, Inc.
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		2,271	2,273,380
Term Loan, 5.75%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,550	1,554,844
Libbey Glass, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		983	983,894
Pelican Products, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		648	649,895
Reynolds Group Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		9,940	9,996,653
Ring Container Technologies Group, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		819	821,114
SIG Combibloc US Acquisition, Inc.
Term Loan, 7.00%, (3 mo. USD Prime + 1.75%), Maturing March 13, 2022		2,639	2,647,695
Trident TPI Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		845	843,416
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	1,785	2,073,051
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing August 29, 2025	EUR	1,500	1,750,404
			$28,618,012

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023	2,115	$2,108,132
Prestige Brands, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024	478	478,264
		$2,586,396

Drugs — 1.9%
Alkermes, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023	1,132	$1,138,748
Amneal Pharmaceuticals, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	3,740	3,779,493
Arbor Pharmaceuticals, Inc.
Term Loan, 7.49%, (6 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	2,826	2,848,625
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	5,357	5,404,063
Horizon Pharma, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	1,055	1,064,539
Jaguar Holding Company II
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022	6,396	6,407,911
Mallinckrodt International Finance S.A.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	3,446	3,429,691
Term Loan, 5.52%, (6 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	920	922,316
PharMerica Corporation
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	871	877,155
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.00%), Maturing June 1, 2025	6,342	6,381,716
		$32,254,257

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 4.41%, (2 mo. USD LIBOR + 2.25%), Maturing November 10, 2023	2,399	$2,410,372
EnergySolutions, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	1,297	1,308,097

9	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
GFL Environmental, Inc.
Term Loan, 1.00%, Maturing May 30, 2025(2)		285	$285,242
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing May 30, 2025		2,285	2,290,455
Wastequip, LLC
Term Loan, 5.71%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		149	150,136
Wrangler Buyer Corp.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		770	775,217
			$7,219,519

Electronics / Electrical — 6.0%
Almonde, Inc.
Term Loan, 5.89%, (USD LIBOR + 3.50%), Maturing June 13, 2024(4)		2,823	$2,828,212
Answers Finance, LLC
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%), Maturing September 15, 2021		404	395,952
Applied Systems, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		2,475	2,492,704
Aptean, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		932	936,701
Avast Software B.V.
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		1,647	1,658,333
Barracuda Networks, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		399	400,122
Blackhawk Network Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		848	854,322
BMC Software Finance, Inc.
Term Loan, Maturing September 1, 2025(5)	EUR	300	353,366
Term Loan, Maturing September 1, 2025(5)		3,025	3,057,492
Campaign Monitor Finance Pty. Limited
Term Loan, 7.49%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		887	845,747
Cohu, Inc.
Term Loan, Maturing September 20, 2025(5)		825	828,094
CommScope, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		818	823,494

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CPI International, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	718	$720,890
Cypress Semiconductor Corporation
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021	1,243	1,248,525
DigiCert, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024	1,197	1,203,811
Electro Rent Corporation
Term Loan, 7.19%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,449	1,469,114
Energizer Holdings, Inc.
Term Loan, Maturing June 20, 2025(5)	575	580,750
Entegris, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021	154	154,579
Epicor Software Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	223	224,266
Exact Merger Sub, LLC
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	668	675,350
EXC Holdings III Corp.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	521	525,947
Eze Castle Software, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing April 6, 2020	720	723,012
Financial & Risk US Holdings, Inc.
Term Loan, Maturing October 1, 2025(5)	1,225	1,223,797
Flexera Software, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025	274	275,404
GlobalLogic Holdings, Inc.
Term Loan, 0.00%, Maturing August 1, 2025(2)	66	66,261
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025	459	463,825
Go Daddy Operating Company, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024	6,288	6,319,351
GTCR Valor Companies, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 16, 2023	1,721	1,733,423
Hyland Software, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022	4,125	4,157,723

10	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Infoblox, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		1,015	$1,023,435
Infor (US), Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		8,917	8,951,555
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	347	408,043
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		3,049	3,072,689
Lattice Semiconductor Corporation
Term Loan, 6.37%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		558	561,302
MA FinanceCo., LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		4,629	4,618,979
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		555	552,960
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,485	1,454,892
Microchip Technology Incorporated
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		2,482	2,487,120
MTS Systems Corporation
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		1,361	1,370,807
Prometric Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		323	323,914
Renaissance Holding Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,297	1,297,020
Term Loan - Second Lien, 9.24%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	199,875
Rocket Software, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing October 14, 2023		1,497	1,509,576
Seattle Spinco, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,748	3,731,466
SGS Cayman L.P.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		254	242,835
SkillSoft Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		5,045	4,816,743

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
SolarWinds Holdings, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024	1,191	$1,198,815
Southwire Company
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.00%), Maturing May 15, 2025	623	627,256
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	1,495	1,498,118
SS&C Technologies, Inc.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025	3,852	3,859,474
SurveyMonkey, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing April 13, 2024	988	991,178
Sutherland Global Services, Inc.
Term Loan, 7.76%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,090	1,043,205
Switch, Ltd.
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	272	272,355
Tibco Software, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020	617	621,000
TriTech Software Systems
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	900	904,219
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	334	336,030
Uber Technologies
Term Loan, 5.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	3,577	3,597,121
Term Loan, 6.12%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	3,092	3,118,148
Ultra Clean Holdings, Inc.
Term Loan, Maturing August 27, 2025(5)	950	941,687
Verifone Systems, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,000	1,007,625
Veritas Bermuda Ltd.
Term Loan, 6.78%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)	2,699	2,634,076
Vero Parent, Inc.
Term Loan, 7.26%, (1 mo. USD LIBOR + 5.00%), Maturing August 16, 2024	2,624	2,634,978

11	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	645	$756,981
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		819	817,789
Western Digital Corporation
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		2,215	2,221,836
			$102,945,669

Equipment Leasing — 0.6%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		1,844	$1,851,699
Delos Finance S.a.r.l.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		3,275	3,291,961
Flying Fortress, Inc.
Term Loan, 4.14%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		4,712	4,741,604
IBC Capital Limited
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		622	626,928
			$10,512,192

Financial Intermediaries — 1.7%
Citco Funding, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022		4,016	$4,035,001
Clipper Acquisitions Corp.
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		1,265	1,272,540
Ditech Holding Corporation
Term Loan, 8.24%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		4,390	4,151,231
Donnelley Financial Solutions, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		653	654,514
EIG Management Company, LLC
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		274	276,027
Evergood 4 ApS
Term Loan, Maturing February 6, 2025(5)	EUR	118	138,567
Term Loan, Maturing February 6, 2025(5)	EUR	632	739,024
Focus Financial Partners, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,970	1,977,860

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Fortress Investment Group, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	1,102	$1,107,923
Franklin Square Holdings L.P.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025	550	554,799
Freedom Mortgage Corporation
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022	1,255	1,266,996
Greenhill & Co., Inc.
Term Loan, 5.95%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	1,107	1,122,094
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2025	1,542	1,549,961
Guggenheim Partners, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	2,754	2,775,000
Harbourvest Partners, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025	1,222	1,225,179
LPL Holdings, Inc.
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024	1,580	1,584,978
MIP Delaware, LLC
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	113	113,210
Ocwen Financial Corporation
Term Loan, 7.17%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	340	342,460
Sesac Holdco II, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024	640	639,450
StepStone Group L.P.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025	647	652,409
Victory Capital Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025	292	293,003
Virtus Investment Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing June 1, 2024	746	750,749
Walker & Dunlop, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	827	833,178
		$28,056,153

12	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 1.8%
Alphabet Holding Company, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,648	$2,565,079
American Seafoods Group, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2023		189	188,590
Badger Buyer Corp.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		396	395,010
CHG PPC Parent, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		499	499,841
Del Monte Foods, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		3,779	3,493,591
Dole Food Company, Inc.
Term Loan, 4.96%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		1,938	1,939,013
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	3,075	3,587,410
Hearthside Food Solutions, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 23, 2025		773	771,751
High Liner Foods Incorporated
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		1,005	954,486
HLF Financing S.a.r.l.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2025		1,100	1,109,968
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 1, 2022	EUR	421	494,023
Term Loan, 4.63%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2022		2,052	2,066,990
JBS USA, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		8,084	8,109,227
Nomad Foods Europe Midco Limited
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,318	1,314,405
Pinnacle Foods Finance, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2024		671	671,585
Post Holdings, Inc.
Term Loan, 4.22%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		1,852	1,854,109
			$30,015,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service — 0.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024	7,522	$7,533,316
Aramark Services, Inc.
Term Loan, 4.08%, (3 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	933	935,694
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.25%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025	648	641,891
IRB Holding Corp.
Term Loan, 5.46%, (2 mo. USD LIBOR + 3.25%), Maturing February 5, 2025	896	900,047
KFC Holding Co.
Term Loan, 3.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	1,176	1,178,630
NPC International, Inc.
Term Loan, 5.58%, (1 mo. USD LIBOR + 3.50%), Maturing April 19, 2024	990	995,156
Restaurant Technologies, Inc.
Term Loan, Maturing September 21, 2025(5)	225	226,266
Seminole Hard Rock Entertainment, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020	309	310,294
US Foods, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023	871	874,356
Welbilt, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	1,860	1,873,417
		$15,469,067

Food / Drug Retailers — 0.5%
Albertsons, LLC
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021	3,628	$3,636,621
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022	688	689,216
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023	3,226	3,230,126
Dhanani Group, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 27, 2025	648	649,185
Diplomat Pharmacy, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024	505	508,893

13	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Supervalu, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	218	$218,698
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024	364	364,496
		$9,297,235

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 6.34%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023	2,203	$2,206,112
		$2,206,112

Health Care — 4.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022	282	$284,120
ADMI Corp.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025	1,845	1,856,909
Akorn, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.75%), Maturing April 16, 2021	1,115	1,082,514
Alliance Healthcare Services, Inc.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023	1,084	1,091,721
Term Loan - Second Lien, 12.24%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024	525	524,344
Argon Medical Devices, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025	423	426,245
Auris Luxembourg III S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022	965	979,557
Avantor, Inc.
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024	3,350	3,393,053
Beaver-Visitec International, Inc.
Term Loan, 6.39%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023	956	960,320
BioClinica, Inc.
Term Loan, 6.63%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023	786	746,700
BW NHHC Holdco, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	1,072	1,054,217

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Carestream Dental Equipment, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		421	$420,575
CHG Healthcare Services, Inc.
Term Loan, 5.31%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		3,771	3,795,926
Concentra, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		921	925,518
Convatec, Inc.
Term Loan, 4.64%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		690	692,947
CPI Holdco, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		913	919,846
CryoLife, Inc.
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		546	552,698
CTC AcquiCo GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing March 7, 2025	EUR	925	1,074,704
DaVita, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		3,726	3,747,409
DJO Finance, LLC
Term Loan, 5.54%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		2,546	2,549,698
Envision Healthcare Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		4,758	4,764,279
Equian, LLC
Term Loan, 5.46%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		717	721,660
Gentiva Health Services, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,150	2,178,448
GHX Ultimate Parent Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		965	970,133
Greatbatch Ltd.
Term Loan, 5.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		1,384	1,394,896
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.42%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		3,965	3,989,404
Hanger, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		1,144	1,142,820

14	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Indivior Finance S.a.r.l.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022	584	$581,536
Inovalon Holdings, Inc.
Term Loan, 5.63%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	1,300	1,301,625
IQVIA, Inc.
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	1,503	1,508,653
Term Loan, 4.39%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	1,510	1,515,569
Kinetic Concepts, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	3,160	3,183,305
Medical Solutions, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	818	821,456
MedPlast Holdings, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	500	506,250
MPH Acquisition Holdings, LLC
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	2,409	2,416,491
National Mentor Holdings, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	668	671,425
Navicure, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	844	848,720
New Millennium Holdco, Inc.
Term Loan, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	352	198,207
One Call Corporation
Term Loan, 7.38%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,794	1,706,493
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	3,992	4,009,003
Parexel International Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	2,896	2,882,175
Press Ganey Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	860	864,523
Prospect Medical Holdings, Inc.
Term Loan, 7.63%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	1,269	1,282,897

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
R1 RCM, Inc.
Term Loan, 7.43%, (2 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	600	$601,500
RadNet, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	1,809	1,824,029
Select Medical Corporation
Term Loan, 4.90%, (USD LIBOR + 2.75%), Maturing March 1, 2021(4)	1,921	1,936,356
Sotera Health Holdings, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	998	1,000,801
Sound Inpatient Physicians
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 27, 2025	499	502,646
Surgery Center Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	1,089	1,091,314
Syneos Health, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	410	411,739
Team Health Holdings, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	2,389	2,325,924
Tecomet, Inc.
Term Loan, 5.62%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	889	892,916
U.S. Anesthesia Partners, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	1,260	1,268,914
Verscend Holding Corp.
Term Loan, 6.74%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	1,600	1,609,000
Wink Holdco, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	496	495,320
		$80,499,448

Home Furnishings — 0.4%
Bright Bidco B.V.
Term Loan, 5.84%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)	1,779	$1,761,270
Serta Simmons Bedding, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	5,245	4,766,507
		$6,527,777

15	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 2.3%
Altra Industrial Motion Corp.
Term Loan, Maturing September 5, 2025(5)		800	$803,000
Apex Tool Group, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		2,576	2,586,589
CFSP Acquisition Corp.
Term Loan, 1.00%, Maturing March 20, 2025(2)		51	50,424
Term Loan, 5.21%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		223	222,427
Clark Equipment Company
Term Loan, 4.37%, (USD LIBOR + 2.00%), Maturing May 18, 2024(4)		1,830	1,835,065
Delachaux S.A.
Term Loan, 5.88%, (USD LIBOR + 3.50%), Maturing October 28, 2021(4)		502	508,186
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	33	38,136
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	81	95,339
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	295	345,140
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	737	862,850
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		943	947,797
DXP Enterprises, Inc.
Term Loan, 6.99%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		569	573,519
Engineered Machinery Holdings, Inc.
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		1,613	1,594,668
EWT Holdings III Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		2,291	2,309,108
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	398	465,660
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,741	1,754,491
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	453	528,548
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		1,157	1,165,547
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	985	1,149,411

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Gates Global, LLC (continued)
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		5,009	$5,044,809
Hamilton Holdco, LLC
Term Loan, 4.34%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		898	900,555
Hayward Industries, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		495	498,713
LTI Holdings, Inc.
Term Loan, Maturing September 6, 2025(5)		475	477,672
Milacron, LLC
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		3,051	3,054,368
Paladin Brands Holding, Inc.
Term Loan, 7.89%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		1,338	1,342,665
Pro Mach Group, Inc.
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.00%), Maturing March 7, 2025		249	248,439
Rexnord, LLC
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		3,426	3,448,031
Robertshaw US Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		1,045	1,038,873
Shape Technologies Group, Inc.
Term Loan, 5.23%, (USD LIBOR + 3.00%), Maturing April 21, 2025(4)		249	249,531
Tank Holding Corp.
Term Loan, 5.67%, (USD LIBOR + 3.50%), Maturing March 17, 2022(4)		703	706,771
Thermon Industries, Inc.
Term Loan, 5.85%, (2 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		353	356,291
Titan Acquisition Limited
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,159	3,068,054
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	1,100	1,293,918
			$39,564,595

Insurance — 1.8%
Alliant Holdings I, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,771	$2,779,927

16	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)
AmWINS Group, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		3,278	$3,290,538
Asurion, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		5,694	5,748,497
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,713	2,735,091
Term Loan - Second Lien, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		2,750	2,833,072
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	550	634,055
FrontDoor, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		475	479,156
Hub International Limited
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		5,187	5,201,747
NFP Corp.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		2,321	2,323,771
Sedgwick Claims Management Services, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2021		1,169	1,170,845
USI, Inc.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,218	3,222,098
			$30,418,797

Leisure Goods / Activities / Movies — 2.2%
AMC Entertainment Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		640	$641,717
Ancestry.com Operations, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		4,310	4,327,934
Bombardier Recreational Products, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		5,368	5,373,878
Bright Horizons Family Solutions, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing November 7, 2023		854	855,165
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		1,301	1,284,019

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
ClubCorp Holdings, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		1,959	$1,949,968
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	920	1,072,991
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		2,164	2,163,073
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		725	719,893
Emerald Expositions Holding, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,214	1,223,793
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	850	994,500
Kasima, LLC
Term Loan, 4.78%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		174	174,871
Lindblad Expeditions, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		269	271,542
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		2,092	2,115,052
Live Nation Entertainment, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		3,738	3,749,377
Match Group, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		1,510	1,522,657
Sabre GLBL, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,141	1,145,287
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		2,231	2,229,469
SRAM, LLC
Term Loan, 5.02%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,582	1,593,185
Steinway Musical Instruments, Inc.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		920	922,676
Travel Leaders Group, LLC
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		973	985,327

17	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
UFC Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		2,383	$2,398,943
			$37,715,317

Lodging and Casinos — 2.3%
Aristocrat Technologies, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,204	$1,204,612
Azelis Finance S.A.
Term Loan, Maturing July 31, 2025(5)	EUR	475	557,703
Boyd Gaming Corporation
Term Loan, 4.42%, (2 mo. USD LIBOR + 2.25%), Maturing September 15, 2023		1,094	1,100,652
CityCenter Holdings, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,818	2,825,021
Eldorado Resorts, LLC
Term Loan, 4.41%, (USD LIBOR + 2.25%), Maturing April 17, 2024(4)		940	946,120
ESH Hospitality, Inc.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		2,242	2,245,047
Four Seasons Hotels Limited
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		1,081	1,082,970
Golden Nugget, Inc.
Term Loan, 4.95%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		3,760	3,780,523
GVC Holdings PLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	1,350	1,572,807
Term Loan, 4.30%, (3 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	700	916,086
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,169	1,175,458
Hanjin International Corp.
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	550,859
Hilton Worldwide Finance, LLC
Term Loan, 3.97%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		5,572	5,600,324
Las Vegas Sands, LLC
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		1,119	1,119,757

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		2,291	$2,296,774
Playa Resorts Holding B.V.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,696	2,679,105
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	975	1,146,528
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		4,289	4,331,336
VICI Properties 1, LLC
Term Loan, 4.21%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		2,315	2,322,006
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.99%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		1,375	1,380,844
			$38,834,532

Nonferrous Metals / Minerals — 0.4%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		140	$120,792
Dynacast International, LLC
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,461	1,467,388
Global Brass & Copper, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		1,005	1,010,150
Murray Energy Corporation
Term Loan, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		2,284	2,098,153
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(6)		452	34,836
Oxbow Carbon, LLC
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		674	682,172
Term Loan - Second Lien, 9.74%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		800	820,000
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,197,217
			$7,430,708

18	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas — 0.9%
Ameriforge Group, Inc.
Term Loan, 9.39%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	747	$752,123
Apergy Corporation
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	357	360,381
CITGO Petroleum Corporation
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	1,741	1,745,425
Delek US Holdings, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing March 31, 2025	398	400,156
Fieldwood Energy, LLC
Term Loan, 7.49%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022	2,771	2,795,183
Term Loan - Second Lien, 9.49%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023	163	158,957
Green Plains Renewable Energy, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	1,114	1,129,064
Lotus Midstream, LLC
Term Loan, Maturing September 25, 2025(5)	275	277,406
McDermott Technology Americas, Inc.
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025	1,318	1,336,832
Medallion Midland Acquisition, LLC
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	495	492,513
MEG Energy Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	1,258	1,259,088
PSC Industrial Holdings Corp.
Term Loan, 5.91%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	794	797,474
Sheridan Investment Partners II L.P.
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	46	41,875
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	122	112,281
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	880	807,155
Sheridan Production Partners I, LLC
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	109	100,138
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	179	163,945
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,348	1,237,242

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Ultra Resources, Inc.
Term Loan, 5.17%, (1 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	1,650	$1,499,437
		$15,466,675

Publishing — 0.6%
Ascend Learning, LLC
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,213	$1,215,403
Getty Images, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	3,667	3,646,661
Harland Clarke Holdings Corp.
Term Loan, 7.14%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	385	370,595
Lamar Media Corporation
Term Loan, 3.94%, (1 mo. USD LIBOR + 1.75%), Maturing March 14, 2025	572	574,867
LSC Communications, Inc.
Term Loan, 7.74%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	1,045	1,052,838
Merrill Communications, LLC
Term Loan, 7.59%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022	307	309,561
Multi Color Corporation
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024	372	374,514
ProQuest, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	1,840	1,850,609
Tweddle Group, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	761	748,572
		$10,143,620

Radio and Television — 1.5%
ALM Media Holdings, Inc.
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	513	$455,707
CBS Radio, Inc.
Term Loan, 4.96%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	1,750	1,737,309
Cumulus Media New Holdings, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	3,923	3,880,726

19	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
E.W. Scripps Company (The)
Term Loan, 4.24%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	421	$421,889
Entravision Communications Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	1,163	1,151,132
Gray Television, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	278	279,219
Hubbard Radio, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	706	708,467
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing January 30, 2019(6)	1,066	797,265
Term Loan, 0.00%, Maturing July 30, 2019(6)	1,682	1,257,388
Mission Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	354	355,193
Nexstar Broadcasting, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,524	2,537,607
Raycom TV Broadcasting, LLC
Term Loan, 4.49%, (1 mo. USD LIBOR + 2.25%), Maturing August 23, 2024	1,188	1,190,228
Sinclair Television Group, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	497	498,830
Townsquare Media, Inc.
Term Loan, 5.29%, (2 mo. USD LIBOR + 3.00%), Maturing April 1, 2022	2,276	2,280,806
Univision Communications, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	7,893	7,687,163
		$25,238,929

Retailers (Except Food and Drug) — 2.0%
Ascena Retail Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	3,226	$3,120,658
Bass Pro Group, LLC
Term Loan, 7.24%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,535	1,552,003
BJ’s Wholesale Club, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	1,066	1,073,377

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
CDW, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	2,525	$2,533,186
Coinamatic Canada, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	54	54,475
David’s Bridal, Inc.
Term Loan, 6.32%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	3,582	3,195,141
Evergreen Acqco 1 L.P.
Term Loan, 6.10%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	3,116	3,055,319
Global Appliance, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	1,089	1,059,052
Go Wireless, Inc.
Term Loan, 8.74%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	622	609,485
Harbor Freight Tools USA, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	565	566,075
J. Crew Group, Inc.
Term Loan, 5.32%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	3,771	3,057,243
LSF9 Atlantis Holdings, LLC
Term Loan, 8.12%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,114	1,078,552
Neiman Marcus Group Ltd., LLC
Term Loan, 5.37%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	2,432	2,262,619
Party City Holdings, Inc.
Term Loan, 5.14%, (USD LIBOR + 2.75%), Maturing August 19, 2022(4)	1,192	1,201,489
PetSmart, Inc.
Term Loan, 5.12%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	4,376	3,853,006
PFS Holding Corporation
Term Loan, 5.61%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	2,242	1,289,214
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	646	529,976
Radio Systems Corporation
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	469	471,408
Shutterfly, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2024	574	576,359

20	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Staples, Inc.
Term Loan, 6.34%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	670	$670,566
Vivid Seats Ltd.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,126	2,120,286
		$33,929,489

Steel — 0.4%
Atkore International, Inc.
Term Loan, 5.14%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	422	$424,027
GrafTech Finance, Inc.
Term Loan, 5.74%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	2,987	3,011,458
Neenah Foundry Company
Term Loan, 8.74%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	866	861,919
Phoenix Services International, LLC
Term Loan, 5.87%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	896	906,694
Zekelman Industries, Inc.
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	1,315	1,317,364
		$6,521,462

Surface Transport — 0.3%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.14%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	397	$400,061
Hertz Corporation (The)
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023	1,234	1,232,599
Kenan Advantage Group, Inc.
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	130	130,147
Term Loan, 5.24%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022	427	427,977
PODS, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024	668	670,507
Stena International S.a.r.l.
Term Loan, 5.39%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021	2,006	1,967,897
XPO Logistics, Inc.
Term Loan, 4.23%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	650	654,187
		$5,483,375

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications — 2.4%
CenturyLink, Inc.
Term Loan, 4.99%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		5,657	$5,626,605
Colorado Buyer, Inc.
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		938	941,057
Digicel International Finance Limited
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		866	827,632
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	2,200	2,569,956
Frontier Communications Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		2,123	2,087,962
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,700	1,982,011
Global Eagle Entertainment, Inc.
Term Loan, 10.02%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,249	2,321,863
Intelsat Jackson Holdings S.A.
Term Loan, 6.73%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,500	1,582,032
IPC Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,088	1,062,000
Level 3 Financing, Inc.
Term Loan, 4.43%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		700	702,479
Lumentum Holdings
Term Loan, Maturing August 7, 2025(5)		625	631,250
Mitel Networks Corporation
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		468	472,817
Onvoy, LLC
Term Loan, 6.89%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		837	821,028
Plantronics, Inc.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		1,450	1,455,211
Sprint Communications, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		4,063	4,075,822
Syniverse Holdings, Inc.
Term Loan, 7.15%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		1,070	1,073,970

21	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
TDC A/S
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing May 31, 2025	EUR	4,700	$5,504,309
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing May 31, 2025		1,995	2,020,686
Telesat Canada
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		5,485	5,507,237
			$41,265,927

Utilities — 1.1%
Brookfield WEC Holdings, Inc.
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		2,375	$2,406,419
Calpine Construction Finance Company L.P.
Term Loan, 4.74%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,785	2,790,424
Calpine Corporation
Term Loan, 4.89%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		3,652	3,656,432
Dayton Power & Light Company (The)
Term Loan, 4.25%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		663	665,674
Granite Acquisition, Inc.
Term Loan, 5.84%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		3,151	3,180,833
Term Loan, 5.89%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		143	144,653
Lightstone Generation, LLC
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		92	91,606
Term Loan, 5.99%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,714	1,705,587
Longview Power, LLC
Term Loan, 8.35%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		339	296,015
Talen Energy Supply, LLC
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		1,086	1,094,905
Term Loan, 6.24%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		809	814,687
USIC Holdings, Inc.
Term Loan, 5.49%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		199	200,720

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Vistra Energy Corp.
Term Loan, 4.18%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2025	1,122	$1,124,011
		$18,171,966

Total Senior Floating-Rate Loans (identified cost $917,233,408)		$910,949,464

Corporate Bonds & Notes — 49.1%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.4%
Bombardier, Inc.
6.00%, 10/15/22(8)		4,720	$4,755,400
6.125%, 1/15/23(8)		125	126,172
7.50%, 12/1/24(8)		1,100	1,163,250
7.50%, 3/15/25(8)		340	352,325
Booz Allen Hamilton, Inc.
5.125%, 5/1/25(8)		345	339,825
BWX Technologies, Inc.
5.375%, 7/15/26(8)		1,305	1,313,156
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)		415	430,347
Latam Finance, Ltd.
6.875%, 4/11/24(8)		950	926,250
Lockheed Martin Corp.
3.55%, 1/15/26		960	948,883
Northrop Grumman Corp.
2.93%, 1/15/25		770	731,965
TA MFG., Ltd.
3.625%, 4/15/23(9)	EUR	375	445,849
TransDigm UK Holdings PLC
6.875%, 5/15/26(8)		725	745,844
TransDigm, Inc.
6.00%, 7/15/22		2,850	2,903,438
6.50%, 7/15/24		7,535	7,738,445
6.50%, 5/15/25		185	188,931
6.375%, 6/15/26		670	678,375
			$23,788,455

Air Transport — 0.2%
Azul Investments LLP
5.875%, 10/26/24(8)		1,030	$895,029

22	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Air Transport (continued)
WestJet Airlines, Ltd.
3.50%, 6/16/21(8)		2,000	$1,968,573
			$2,863,602

Automotive — 0.5%
Adient Global Holdings, Ltd.
3.50%, 8/15/24(9)	EUR	150	$162,646
Deck Chassis Acquisition, Inc.
10.00%, 6/15/23(8)		1,840	1,959,600
Fiat Chrysler Finance Europe SA
4.75%, 3/22/21(9)	EUR	325	413,477
General Motors Co.
5.00%, 4/1/35		1,095	1,025,275
Gestamp Funding Luxembourg SA
3.50%, 5/15/23(9)	EUR	300	359,222
Navistar International Corp.
6.625%, 11/1/25(8)		3,015	3,150,675
RAC Bond Co. PLC
5.00%, 11/6/22(9)	GBP	250	307,759
Wabash National Corp.
5.50%, 10/1/25(8)		985	943,137
ZF North America Capital, Inc.
4.50%, 4/29/22(8)		392	397,163
			$8,718,954

Banks and Thrifts — 0.7%
Banco Comercial Portugues SA
4.50% to 12/7/22, 12/7/27(9)(10)	EUR	500	$571,838
Banco Mercantil del Norte SA/Grand Cayman
5.75% to 10/4/26, 10/4/31(8)(10)		1,685	1,589,056
Bank of America Corp.
3.593% to 7/21/27, 7/21/28(10)		1,450	1,383,117
Bank of Montreal
3.803% to 12/15/27, 12/15/32(10)		1,325	1,239,657
BankUnited, Inc.
4.875%, 11/17/25		1,815	1,845,435
BBVA Bancomer SA
5.125% to 1/18/28, 1/18/33(8)(10)		1,515	1,384,331
First Midwest Bancorp, Inc.
5.875%, 9/29/26		1,000	1,036,062
Flagstar Bancorp, Inc.
6.125%, 7/15/21		650	677,682
Goldman Sachs Group, Inc. (The)
3.691% to 6/5/27, 6/5/28(10)		990	942,796

Security		Principal Amount* (000’s omitted)	Value

Banks and Thrifts (continued)
Wells Fargo & Co.
4.65%, 11/4/44		700	$686,914
			$11,356,888

Beverage and Tobacco — 0.1%
Anheuser-Busch InBev Finance, Inc.
3.65%, 2/1/26		895	$869,291
BAT Capital Corp.
3.557%, 8/15/27(8)		1,045	974,431
			$1,843,722

Brokerage / Securities Dealers / Investment Houses — 0.1%
Alliance Data Systems Corp.
5.875%, 11/1/21(8)		1,620	$1,656,450
Intrum Justitia AB
3.125%, 7/15/24(9)	EUR	400	441,351
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
4.875%, 4/15/45(8)		500	468,169
			$2,565,970

Building and Development — 1.4%
ADLER Real Estate AG
1.875%, 4/27/23(9)	EUR	500	$569,408
AT Securities B.V.
5.25% to 7/21/23(9)(10)(11)		500	473,500
Builders FirstSource, Inc.
5.625%, 9/1/24(8)		3,425	3,305,125
DEMIRE Deutsche Mittelstand Real Estate AG
2.875%, 7/15/22(9)	EUR	400	475,589
Five Point Operating Co., L.P./Five Point Capital Corp.
7.875%, 11/15/25(8)		2,965	3,001,321
Greystar Real Estate Partners, LLC
5.75%, 12/1/25(8)		2,975	2,908,063
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)		1,916	1,733,980
MDC Holdings, Inc.
6.00%, 1/15/43		982	842,065
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)		4,610	4,800,162
Standard Industries, Inc.
6.00%, 10/15/25(8)		2,330	2,391,163

23	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
4.375%, 6/15/19		1,725	$1,740,094
5.875%, 6/15/24		1,670	1,663,738
			$23,904,208

Business Equipment and Services — 1.9%
Arena Luxembourg Finance S.a.r.l
2.75%, (3 mo. EURIBOR + 2.75%), 11/1/23(9)(12)	EUR	500	$582,826
Carriage Services, Inc.
6.625%, 6/1/26(8)		1,025	1,053,188
EC Finance PLC
2.375%, 11/15/22(9)	EUR	500	582,428
EIG Investors Corp.
10.875%, 2/1/24		3,810	4,176,712
First Data Corp.
7.00%, 12/1/23(8)		6,630	6,920,062
5.00%, 1/15/24(8)		815	822,743
FTI Consulting, Inc.
6.00%, 11/15/22		3,974	4,075,734
KAR Auction Services, Inc.
5.125%, 6/1/25(8)		1,555	1,512,238
La Financiere Atalian S.A.
5.125%, 5/15/25(9)	EUR	413	472,848
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(8)		3,706	3,972,832
ServiceMaster Co., LLC (The)
7.45%, 8/15/27		1,975	2,086,094
Solera, LLC/Solera Finance, Inc.
10.50%, 3/1/24(8)		1,035	1,139,328
United Rentals North America, Inc.
5.50%, 5/15/27		295	292,419
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(9)	GBP	350	447,066
4.375%, 11/15/25(8)		945	901,294
West Corp.
8.50%, 10/15/25(8)		3,330	3,071,925
			$32,109,737

Cable and Satellite Television — 3.0%
Altice France S.A.
7.375%, 5/1/26(8)		965	$969,632
8.125%, 2/1/27(8)		1,716	1,767,480

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Altice US Finance I Corp.
5.50%, 5/15/26(8)		2,000	$1,999,000
Cablevision Systems Corp.
8.00%, 4/15/20		635	670,719
5.875%, 9/15/22		1,085	1,108,734
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		4,295	4,357,965
5.75%, 1/15/24		1,980	2,017,125
5.875%, 4/1/24(8)		230	235,463
5.375%, 5/1/25(8)		3,605	3,586,975
5.75%, 2/15/26(8)		1,885	1,896,781
5.00%, 2/1/28(8)		1,755	1,653,912
Cequel Communications Holdings I, LLC/Cequel Capital Corp.
5.125%, 12/15/21(8)		105	105,811
Charter Communications Operating, LLC/Charter Communications Operating Capital
3.75%, 2/15/28		1,300	1,198,898
Comcast Corp.
3.15%, 2/15/28		1,105	1,025,158
CSC Holdings, LLC
6.75%, 11/15/21		2,780	2,936,375
10.125%, 1/15/23(8)		2,880	3,157,920
5.25%, 6/1/24		355	347,900
10.875%, 10/15/25(8)		2,816	3,277,120
DISH DBS Corp.
6.75%, 6/1/21		410	419,738
5.875%, 7/15/22		2,395	2,345,603
5.875%, 11/15/24		530	478,325
7.75%, 7/1/26		85	80,856
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
4.00%, 1/15/25(9)	EUR	500	612,261
UPC Holding B.V.
5.50%, 1/15/28(8)		1,825	1,736,214
3.875%, 6/15/29(9)	EUR	245	278,839
Virgin Media Finance PLC
6.375%, 4/15/23(8)		6,814	7,009,902
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		725	727,719
5.25%, 1/15/26(8)		2,430	2,385,142
WarnerMedia, LLC
3.80%, 2/15/27		500	478,842
Ziggo Bond Finance B.V.
5.875%, 1/15/25(8)		730	688,937
6.00%, 1/15/27(8)		745	680,744

24	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Ziggo Secured Finance B.V.
5.50%, 1/15/27(8)		1,035	$973,676
			$51,209,766

Capital Goods — 0.1%
Valmont Industries, Inc.
5.00%, 10/1/44		1,000	$912,116
			$912,116

Chemicals and Plastics — 1.0%
Chemours Co. (The)
7.00%, 5/15/25		1,085	$1,156,057
4.00%, 5/15/26	EUR	300	349,604
CTC BondCo GmbH
5.25%, 12/15/25(9)	EUR	375	433,874
Cydsa SAB de CV
6.25%, 10/4/27(8)		585	560,138
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(9)	EUR	250	288,138
Nufarm Australia, Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26(8)		1,160	1,100,550
OCI N.V.
5.00%, 4/15/23(9)	EUR	200	245,271
6.625%, 4/15/23(8)		840	872,550
Olin Corp.
5.00%, 2/1/30		725	680,594
Platform Specialty Products Corp.
6.50%, 2/1/22(8)		2,190	2,247,487
Sasol Financing USA, LLC
5.875%, 3/27/24		795	810,779
SPCM S.A.
4.875%, 9/15/25(8)		560	535,354
Starfruit Finco B.V./Starfruit US Holdco, LLC
6.50%, 10/1/26(9)(13)	EUR	190	223,230
8.00%, 10/1/26(8)(13)		446	452,690
Tronox Finance PLC
5.75%, 10/1/25(8)		865	804,450
Tronox, Inc.
6.50%, 4/15/26(8)		975	942,094
Valvoline, Inc.
5.50%, 7/15/24		375	376,875
Venator Finance S.a.r.l./Venator Materials, LLC
5.75%, 7/15/25(8)		835	761,937

Security		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Versum Materials, Inc.
5.50%, 9/30/24(8)		1,270	$1,301,750
W.R. Grace & Co.
5.125%, 10/1/21(8)		2,170	2,234,015
5.625%, 10/1/24(8)		490	517,563
			$16,895,000

Clothing / Textiles — 0.3%
PrestigeBidCo GmbH
6.25%, 12/15/23(9)	EUR	265	$328,704
PVH Corp.
7.75%, 11/15/23		3,740	4,282,300
			$4,611,004

Commercial Services — 0.2%
Algeco Global Finance PLC
6.50%, 2/15/23(9)	EUR	250	$307,472
8.00%, 2/15/23(8)		895	921,850
Block Financial, LLC
5.25%, 10/1/25		1,815	1,829,193
Inter Media and Communication SpA
4.875%, 12/31/22(9)	EUR	135	157,911
IPD 3 B.V.
4.50%, 7/15/22(9)	EUR	475	564,901
Refinitiv US Holdings, Inc.
6.875%, 11/15/26(9)(13)	EUR	100	116,454
Verisure Holding AB
6.00%, 11/1/22(9)	EUR	315	379,016
			$4,276,797

Computers — 0.2%
DXC Technology Co.
4.75%, 4/15/27		1,000	$1,024,867
Seagate HDD Cayman
4.75%, 1/1/25		665	638,200
4.875%, 6/1/27		969	907,737
5.75%, 12/1/34		1,030	932,198
			$3,503,002

Conglomerates — 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/25		3,470	$3,522,050
4.00%, 10/1/26(9)	EUR	200	236,501

25	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
TMS International Corp.
7.25%, 8/15/25(8)		1,425	$1,439,250
			$5,197,801

Consumer Products — 0.1%
Central Garden & Pet Co.
6.125%, 11/15/23		575	$595,844
HRG Group, Inc.
7.75%, 1/15/22		250	258,000
			$853,844

Containers and Glass Products — 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.25%, 9/15/22(8)		375	$371,063
2.75%, 3/15/24(9)	EUR	500	590,374
7.25%, 5/15/24(8)		325	341,250
Ball Corp.
4.375%, 12/15/20		2,375	2,413,594
Berry Global, Inc.
6.00%, 10/15/22		970	1,002,737
4.50%, 2/15/26(8)		197	187,643
BWAY Holding Co.
5.50%, 4/15/24(8)		1,115	1,098,933
Crown Americas, LLC/Crown Americas Capital Corp., V
4.25%, 9/30/26		660	605,550
Crown Americas, LLC/Crown Americas Capital Corp., VI
4.75%, 2/1/26(8)		750	720,000
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)		980	1,011,850
6.375%, 8/15/25(8)		700	722,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		242	243,185
5.125%, 7/15/23(8)		1,015	1,010,686
7.00%, 7/15/24(8)		1,315	1,340,478
			$11,660,093

Distribution & Wholesale — 0.0%(14)
Autodis SA
4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(9)(12)	EUR	190	$223,353

Security		Principal Amount* (000’s omitted)	Value

Distribution & Wholesale (continued)
LKQ Italia Bondco SpA
3.875%, 4/1/24(9)	EUR	250	$308,177
			$531,530

Diversified Financial Services — 0.9%
Arrow Global Finance PLC
2.875%, (3 mo. EURIBOR + 2.875%), 4/1/25(9)(12)	EUR	250	$272,826
Barclays PLC
4.836%, 5/9/28		1,990	1,872,556
BGC Partners, Inc.
5.375%, 7/24/23		2,000	2,001,528
BrightSphere Investment Group PLC
4.80%, 7/27/26		2,195	2,134,753
Cadence Financial Corp.
4.875%, 6/28/19(8)		1,375	1,377,816
Discover Bank
4.682% to 8/9/23, 8/9/28(10)		1,000	990,970
Grupo KUO SAB de CV
5.75%, 7/7/27(8)		1,000	962,500
Jefferies Finance, LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24(8)		2,260	2,203,500
LSF10 Wolverine Investments SCA
4.625%, (3 mo. EURIBOR + 4.625%), 3/15/24(9)(12)	EUR	200	235,055
SASU Newco SAB 20 SAS
4.25%, 9/30/24(9)	EUR	390	435,372
Synchrony Financial
3.95%, 12/1/27		1,100	998,505
UniCredit SpA
5.861% to 6/19/27, 6/19/32(8)(10)		1,250	1,119,721
Unifin Financiera SAB de CV SOFOM ENR
8.875% to 1/29/25(8)(10)(11)		248	233,120
			$14,838,222

Drugs — 1.6%
Bausch Health Companies, Inc.
7.50%, 7/15/21(8)		3,210	$3,278,212
5.625%, 12/1/21(8)		1,780	1,780,000
6.50%, 3/15/22(8)		2,419	2,521,807
5.875%, 5/15/23(8)		1,135	1,106,057
7.00%, 3/15/24(8)		4,105	4,347,195
6.125%, 4/15/25(8)		345	328,975
5.50%, 11/1/25(8)		2,585	2,590,170
9.00%, 12/15/25(8)		2,340	2,527,294

26	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Bausch Health Companies, Inc. (continued)
9.25%, 4/1/26(8)		670	$724,438
8.50%, 1/31/27(8)		1,680	1,768,200
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26(8)		2,700	2,612,250
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		3,120	3,151,200
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(9)	EUR	200	232,915
			$26,968,713

Ecological Services and Equipment — 0.8%
Advanced Disposal Services, Inc.
5.625%, 11/15/24(8)		1,405	$1,423,953
Clean Harbors, Inc.
5.125%, 6/1/21		900	904,500
Covanta Holding Corp.
6.375%, 10/1/22		1,960	2,004,100
5.875%, 3/1/24		1,900	1,944,555
5.875%, 7/1/25		860	870,750
GFL Environmental, Inc.
5.375%, 3/1/23(8)		1,695	1,597,537
Hulk Finance Corp.
7.00%, 6/1/26(8)		690	668,438
Waste Pro USA, Inc.
5.50%, 2/15/26(8)		655	641,900
Wrangler Buyer Corp.
6.00%, 10/1/25(8)		3,793	3,696,620
			$13,752,353

Electric Utilities — 0.3%
ContourGlobal Power Holdings SA
3.375%, 8/1/23(9)	EUR	240	$279,418
Drax Finco PLC
4.25%, 5/1/22(9)	GBP	325	433,507
Engie Energia Chile SA
4.50%, 1/29/25(8)		637	637,683
NRG Yield Operating, LLC
5.375%, 8/15/24		483	487,830
5.00%, 9/15/26		495	476,438
State Grid Overseas Investment 2016, Ltd.
2.875%, 5/18/26(9)		2,300	2,115,713

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities (continued)
TenneT Holding B.V.
2.995% to 6/1/24(9)(10)(11)	EUR	350	$412,061
			$4,842,650

Electronics / Electrical — 1.4%
Avnet, Inc.
4.625%, 4/15/26		985	$979,596
Electricite de France S.A.
6.00% to 1/29/26(9)(10)(11)	GBP	400	534,394
Enel Finance International NV
3.625%, 5/25/27(8)		2,080	1,886,349
Energizer Gamma Acquisition B.V.
4.625%, 7/15/26(9)	EUR	155	187,284
Energizer Gamma Acquisition, Inc.
6.375%, 7/15/26(8)		3,325	3,445,531
Entegris, Inc.
4.625%, 2/10/26(8)		975	932,246
Exelon Corp.
5.625%, 6/15/35		819	917,759
Infor (US), Inc.
6.50%, 5/15/22		1,760	1,792,648
Ingram Micro, Inc.
5.45%, 12/15/24		1,889	1,862,316
Marvell Technology Group, Ltd.
4.875%, 6/22/28		1,000	1,006,578
Microchip Technology, Inc.
4.333%, 6/1/23(8)		571	567,923
NXP B.V./NXP Funding, LLC
4.625%, 6/1/23(8)		1,430	1,455,311
Trimble, Inc.
4.90%, 6/15/28		497	500,518
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 2/1/23(8)		985	959,390
7.50%, 2/1/23(9)	EUR	500	574,131
10.50%, 2/1/24(8)		2,125	1,955,000
Western Digital Corp.
4.75%, 2/15/26		4,765	4,617,047
			$24,174,021

Energy — 0.1%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23(8)		950	$942,875
5.50%, 2/15/26(8)		412	399,022

27	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Energy (continued)
Ultrapar International S.A.
5.25%, 10/6/26(8)		1,000	$925,000
			$2,266,897

Engineering & Construction — 0.1%
Abengoa Abenewco 2 SAU
1.50%, (0.25% cash, 1.25% PIK), 3/31/23(8)		368	$16,557
Fluor Corp.
4.25%, 9/15/28		1,000	978,790
			$995,347

Entertainment — 0.1%
CPUK Finance, Ltd.
4.875%, 2/28/47(9)	GBP	485	$631,985
Merlin Entertainments PLC
5.75%, 6/15/26(8)		870	880,875
			$1,512,860

Financial Intermediaries — 1.2%
Ally Financial, Inc.
8.00%, 12/31/18		75	$75,844
CIT Group, Inc.
5.375%, 5/15/20		570	587,157
6.125%, 3/9/28		650	680,875
Citigroup, Inc.
2.35%, 8/2/21		360	349,037
Credit Acceptance Corp.
7.375%, 3/15/23		925	971,250
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		2,385	2,450,588
6.375%, 12/15/25		820	825,125
JPMorgan Chase & Co.
4.203% to 7/23/28, 7/23/29(10)		1,260	1,255,317
Series S, 6.75% to 2/1/24(10)(11)		3,325	3,632,562
Navient Corp.
5.50%, 1/15/19		3,125	3,144,531
4.875%, 6/17/19		215	216,774
8.00%, 3/25/20		2,150	2,277,925
5.00%, 10/26/20		995	1,009,736
7.25%, 1/25/22		215	227,631
6.75%, 6/15/26		1,345	1,334,913

Security		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Springleaf Finance Corp.
7.125%, 3/15/26		998	$998,000
			$20,037,265

Financial Services — 0.5%
Banco BTG Pactual SA/Cayman Islands
5.50%, 1/31/23(8)		510	$482,498
Banco Santander Mexico
5.95% to 10/1/23, 10/1/28(8)(10)(13)		865	880,138
Brookfield Finance, Inc.
3.90%, 1/25/28		2,000	1,903,610
Jefferies Group, LLC
6.50%, 1/20/43		680	701,501
Nordea Bank ABP
4.625% to 9/13/28, 9/13/33(8)(10)		1,000	989,653
Sensata Technologies UK Financing Co. PLC
6.25%, 2/15/26(8)		2,735	2,892,262
			$7,849,662

Food Products — 0.8%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		3,550	$3,479,000
Iceland Bondco PLC
5.003%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(12)	GBP	254	331,821
Pilgrim’s Pride Corp.
5.875%, 9/30/27(8)		1,170	1,111,500
Post Holdings, Inc.
5.50%, 3/1/25(8)		1,680	1,672,860
8.00%, 7/15/25(8)		745	822,294
5.00%, 8/15/26(8)		2,275	2,159,658
5.625%, 1/15/28(8)		1,325	1,278,625
Smithfield Foods, Inc.
2.65%, 10/3/21(8)		550	524,421
Tesco PLC
6.125%, 2/24/22	GBP	400	585,794
US Foods, Inc.
5.875%, 6/15/24(8)		2,560	2,585,600
			$14,551,573

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company/ New Red Finance, Inc.
4.625%, 1/15/22(8)		2,410	$2,425,062

28	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food Service (continued)
1011778 B.C. Unlimited Liability Company/ New Red Finance, Inc. (continued)
4.25%, 5/15/24(8)	2,720	$2,588,434
5.00%, 10/15/25(8)	3,470	3,331,235
IRB Holding Corp.
6.75%, 2/15/26(8)	1,045	1,026,712
Welbilt, Inc.
9.50%, 2/15/24	815	894,463
		$10,265,906

Food / Drug Retailers — 0.1%
ESAL GmbH
6.25%, 2/5/23(8)	2,075	$2,067,219
		$2,067,219

Forest Products — 0.0%(14)
Mercer International, Inc.
5.50%, 1/15/26	450	$442,125
		$442,125

Health Care — 3.8%
Abbott Laboratories
4.90%, 11/30/46	360	$391,971
Amgen, Inc.
2.60%, 8/19/26	840	761,428
Centene Corp.
4.75%, 5/15/22	870	882,615
6.125%, 2/15/24	200	211,000
4.75%, 1/15/25	2,450	2,450,000
5.375%, 6/1/26(8)	2,690	2,763,975
Charles River Laboratories International, Inc.
5.50%, 4/1/26(8)	545	554,538
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	2,785	2,656,194
Eagle Holding Co. II, LLC
7.625%, (7.625% cash or 8.375% PIK), 5/15/22(8)(15)	1,260	1,278,900
Envision Healthcare Corp.
5.625%, 7/15/22	1,050	1,080,135
6.25%, 12/1/24(8)	1,641	1,772,280
8.75%, 10/15/26(8)(13)	2,520	2,520,000
Gilead Sciences, Inc.
2.95%, 3/1/27	800	745,050

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Grifols S.A.
3.20%, 5/1/25(9)	EUR	550	$648,955
HCA Healthcare, Inc.
6.25%, 2/15/21		1,710	1,786,950
HCA, Inc.
6.50%, 2/15/20		3,215	3,346,011
7.50%, 2/15/22		2,930	3,215,675
4.75%, 5/1/23		1,125	1,148,906
5.00%, 3/15/24		675	693,563
5.875%, 2/15/26		2,705	2,823,344
5.375%, 9/1/26		1,610	1,633,345
5.625%, 9/1/28		1,990	2,004,925
Hologic, Inc.
4.375%, 10/15/25(8)		1,665	1,594,238
inVentiv Group Holdings, Inc./inVentiv Health, Inc./ inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)		1,629	1,730,813
Kinetic Concepts, Inc./KCI USA, Inc.
7.875%, 2/15/21(8)		1,405	1,452,840
12.50%, 11/1/21(8)		2,965	3,277,214
Medtronic Global Holdings SCA
3.35%, 4/1/27		750	732,651
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(8)		2,150	2,240,300
Polaris Intermediate Corp.
8.50%, (8.50% cash or 9.25% PIK), 12/1/22(8)(15)		2,940	3,048,751
Synlab Bondco PLC
3.50%, (3 mo. EURIBOR + 3.50%), 7/1/22(9)(12)	EUR	580	679,605
Team Health Holdings, Inc.
6.375%, 2/1/25(8)		2,020	1,757,400
Teleflex, Inc.
5.25%, 6/15/24		790	816,505
4.625%, 11/15/27		1,055	1,006,206
Tenet Healthcare Corp.
6.00%, 10/1/20		2,435	2,517,181
7.50%, 1/1/22(8)		680	712,300
8.125%, 4/1/22		2,040	2,157,402
6.75%, 6/15/23		325	325,000
UnitedHealth Group, Inc.
3.375%, 4/15/27		475	461,742
WellCare Health Plans, Inc.
5.25%, 4/1/25		3,275	3,336,406
5.375%, 8/15/26(8)		1,215	1,239,300
			$64,455,614

29	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Home Furnishings — 0.1%
Harman International Industries, Inc.
4.15%, 5/15/25		940	$927,091
			$927,091

Homebuilders / Real Estate — 0.0%(14)
Keystone Financing PLC
9.50%, 10/15/19(9)	GBP	306	$401,443
			$401,443

Industrial Equipment — 0.3%
ABG Orphan Holdco S.a.r.l.
14.00%, (5.00% cash, 9.00% PIK), 2/28/21(8)		283	$303,453
BlueLine Rental Finance Corp./ BlueLine Rental, LLC
9.25%, 3/15/24(8)		1,010	1,062,394
CNH Industrial Capital, LLC
4.20%, 1/15/24		805	801,489
Orano SA
4.875%, 9/23/24	EUR	450	538,526
Titan Acquisition, Ltd./Titan Co-Borrower, LLC
7.75%, 4/15/26(8)		2,160	1,879,200
Wabtec Corp.
3.45%, 11/15/26		1,000	918,813
			$5,503,875

Insurance — 0.9%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)		5,430	$5,633,625
Ardonagh Midco 3 PLC
8.375%, 7/15/23(9)	GBP	440	559,273
8.625%, 7/15/23(8)		2,335	2,317,487
Athene Holding, Ltd.
4.125%, 1/12/28		1,000	935,571
Berkshire Hathaway Energy Co.
4.50%, 2/1/45		680	681,952
Frontdoor, Inc.
6.75%, 8/15/26(8)		1,100	1,135,750
Hub International, Ltd.
7.00%, 5/1/26(8)		2,365	2,374,011
MGIC Investment Corp.
5.75%, 8/15/23		1,000	1,050,000
			$14,687,669

Security		Principal Amount* (000’s omitted)	Value

Internet Software & Services — 0.7%
eDreams Odigeo SA
5.50%, 9/1/23(9)	EUR	180	$210,327
Netflix, Inc.
5.50%, 2/15/22		1,825	1,890,244
4.875%, 4/15/28(8)		1,665	1,567,181
5.875%, 11/15/28(8)		1,810	1,817,819
Riverbed Technology, Inc.
8.875%, 3/1/23(8)		3,495	3,307,144
Symantec Corp.
5.00%, 4/15/25(8)		2,495	2,478,772
			$11,271,487

Leisure Goods / Activities / Movies — 0.9%
AMC Entertainment Holdings, Inc.
6.375%, 11/15/24	GBP	225	$299,468
5.875%, 11/15/26		710	681,600
6.125%, 5/15/27		2,545	2,451,471
Cinemark USA, Inc.
4.875%, 6/1/23		2,730	2,699,287
Mattel, Inc.
6.75%, 12/31/25(8)		805	790,913
National CineMedia, LLC
6.00%, 4/15/22		725	737,688
NCL Corp., Ltd.
4.75%, 12/15/21(8)		1,086	1,098,217
Sabre GLBL, Inc.
5.375%, 4/15/23(8)		855	861,284
Viking Cruises, Ltd.
6.25%, 5/15/25(8)		1,690	1,698,450
5.875%, 9/15/27(8)		4,760	4,656,708
			$15,975,086

Lodging and Casinos — 2.3%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)		4,027	$3,845,785
Eldorado Resorts, Inc.
6.00%, 4/1/25		1,450	1,473,563
ESH Hospitality, Inc.
5.25%, 5/1/25(8)		1,260	1,225,350
Gateway Casinos & Entertainment, Ltd.
8.25%, 3/1/24(8)		255	269,025
GLP Capital, L.P./GLP Financing II, Inc.
4.875%, 11/1/20		2,650	2,703,000
5.75%, 6/1/28		1,125	1,163,655

30	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)
Golden Nugget, Inc.
6.75%, 10/15/24(8)		2,945	$2,994,712
8.75%, 10/1/25(8)		1,995	2,096,306
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24		1,410	1,368,123
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp.
6.75%, 11/15/21(8)		1,395	1,447,313
10.25%, 11/15/22(8)		1,310	1,444,537
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24		480	493,800
4.50%, 9/1/26		895	850,250
MGM Resorts International
6.625%, 12/15/21		2,455	2,607,210
7.75%, 3/15/22		3,340	3,669,925
5.75%, 6/15/25		1,445	1,455,115
NH Hotel Group S.A.
3.75%, 10/1/23(9)	EUR	250	304,403
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		1,291	1,297,997
Stars Group Holdings B.V./ Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)		2,270	2,347,611
Studio City Co., Ltd.
7.25%, 11/30/21(8)		845	876,688
Tunica-Biloxi Gaming Authority
3.78%, 12/15/20(8)		1,856	505,704
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		2,969	3,291,600
Wyndham Destinations, Inc.
4.15%, 4/1/24		1,200	1,170,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)		335	311,550
Wynn Macau, Ltd.
5.50%, 10/1/27(8)		215	201,831
			$39,415,053

Machinery — 0.2%
Cloud Crane, LLC
10.125%, 8/1/24(8)		1,625	$1,783,437
Nvent Finance S.a.r.l.
4.55%, 4/15/28(8)		1,000	974,870
			$2,758,307

Security		Principal Amount* (000’s omitted)	Value

Manufacturing — 0.1%
Novelis Corp.
6.25%, 8/15/24(8)		1,065	$1,088,963
5.875%, 9/30/26(8)		1,530	1,497,487
			$2,586,450

Media — 0.0%(14)
McGraw-Hill Global Education Holdings, LLC/ McGraw-Hill Global Education Finance
7.875%, 5/15/24(8)		261	$234,900
MDC Partners, Inc.
6.50%, 5/1/24(8)		186	166,470
			$401,370

Metals / Mining — 0.6%
Alcoa Nederland Holding B.V.
6.75%, 9/30/24(8)		670	$711,875
7.00%, 9/30/26(8)		200	215,750
6.125%, 5/15/28(8)		970	999,100
Constellium N.V.
4.25%, 2/15/26(8)	EUR	1,000	1,182,762
4.25%, 2/15/26(9)	EUR	400	473,105
5.875%, 2/15/26(8)		1,205	1,182,406
Freeport-McMoRan, Inc.
4.55%, 11/14/24		1,000	975,000
5.45%, 3/15/43		150	136,875
Hudbay Minerals, Inc.
7.25%, 1/15/23(8)		1,015	1,048,099
7.625%, 1/15/25(8)		1,825	1,893,437
Nyrstar Netherlands Holdings B.V.
8.50%, 9/15/19(9)	EUR	180	194,099
Yamana Gold, Inc.
4.625%, 12/15/27		1,000	942,210
			$9,954,718

Nonferrous Metals / Minerals — 0.8%
Eldorado Gold Corp.
6.125%, 12/15/20(8)		3,750	$3,571,875
First Quantum Minerals, Ltd.
7.00%, 2/15/21(8)		655	648,859
7.25%, 4/1/23(8)		2,010	1,919,550
7.50%, 4/1/25(8)		2,508	2,388,870
6.875%, 3/1/26(8)		636	579,555
Imperial Metals Corp.
7.00%, 3/15/19(8)		880	748,000

31	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
New Gold, Inc.
6.25%, 11/15/22(8)	2,130	$1,874,400
6.375%, 5/15/25(8)	695	580,325
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp.
7.50%, 6/15/25(8)	1,530	1,579,725
		$13,891,159

Oil and Gas — 6.7%
Aker BP ASA
5.875%, 3/31/25(8)	965	$999,981
AmeriGas Partners, L.P./AmeriGas Finance Corp.
5.625%, 5/20/24	280	279,300
5.50%, 5/20/25	2,880	2,844,000
Antero Resources Corp.
5.375%, 11/1/21	2,715	2,756,539
5.625%, 6/1/23	270	277,088
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
7.00%, 11/1/26(8)(13)	1,951	1,942,708
Berry Petroleum Co., LLC
7.00%, 2/15/26(8)	1,385	1,440,400
Canbriam Energy, Inc.
9.75%, 11/15/19(8)	2,265	2,281,987
Centennial Resource Production, LLC
5.375%, 1/15/26(8)	2,175	2,169,562
Cheniere Corpus Christi Holdings, LLC
7.00%, 6/30/24	340	373,150
5.875%, 3/31/25	2,065	2,173,412
Cheniere Energy Partners, L.P.
5.25%, 10/1/25	1,590	1,593,975
5.625%, 10/1/26(8)	1,265	1,275,689
Chesapeake Energy Corp.
8.00%, 12/15/22(8)	98	102,900
7.00%, 10/1/24	1,269	1,270,586
CrownRock, L.P./CrownRock Finance, Inc.
5.625%, 10/15/25(8)	4,165	4,086,906
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,412	5,520,240
Denbury Resources, Inc.
9.00%, 5/15/21(8)	650	706,063
Diamondback Energy, Inc.
4.75%, 11/1/24	490	491,838
5.375%, 5/31/25	1,235	1,267,419

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Endeavor Energy Resources, L.P./ EER Finance, Inc.
5.50%, 1/30/26(8)	1,045	$1,050,225
5.75%, 1/30/28(8)	1,390	1,395,213
Energy Transfer Equity, L.P.
7.50%, 10/15/20	1,950	2,092,838
5.875%, 1/15/24	875	923,125
Energy Transfer Partners, L.P.
Series A, 6.25% to 2/15/23(10)(11)	1,345	1,297,084
Eni SpA
4.75%, 9/12/28(8)	1,000	988,936
EP Energy, LLC/Everest Acquisition Finance, Inc.
8.00%, 11/29/24(8)	875	885,938
8.00%, 2/15/25(8)	1,350	1,039,500
7.75%, 5/15/26(8)	630	647,325
Extraction Oil & Gas, Inc.
7.375%, 5/15/24(8)	535	530,988
5.625%, 2/1/26(8)	2,455	2,184,950
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(8)	2,485	2,460,150
Gulfport Energy Corp.
6.625%, 5/1/23	2,085	2,131,912
6.00%, 10/15/24	1,175	1,151,500
Holly Energy Partners, L.P./Holly Energy Finance Corp.
6.00%, 8/1/24(8)	525	539,438
Jagged Peak Energy, LLC
5.875%, 5/1/26(8)	288	287,280
Matador Resources Co.
5.875%, 9/15/26(8)	2,220	2,253,300
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26(8)	1,915	1,922,181
Nabors Industries, Inc.
4.625%, 9/15/21	255	252,402
5.50%, 1/15/23	1,840	1,816,354
5.75%, 2/1/25	1,645	1,580,646
Neptune Energy Bondco PLC
6.625%, 5/15/25(8)	1,290	1,286,775
6.625%, 5/15/25(9)	450	448,875
Oasis Petroleum, Inc.
6.875%, 3/15/22	1,997	2,034,404
6.875%, 1/15/23	910	927,063
Oceaneering International, Inc.
4.65%, 11/15/24	1,250	1,198,214

32	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Parsley Energy, LLC/Parsley Finance Corp.
6.25%, 6/1/24(8)	345	$360,525
5.375%, 1/15/25(8)	1,240	1,249,300
5.25%, 8/15/25 (8)	1,170	1,170,000
5.625%, 10/15/27(8)	923	927,615
PBF Holding Co., LLC/PBF Finance Corp.
7.00%, 11/15/23	730	762,850
7.25%, 6/15/25	3,219	3,387,997
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	1,800	1,847,250
Precision Drilling Corp.
6.50%, 12/15/21	122	124,675
7.75%, 12/15/23	90	95,625
7.125%, 1/15/26(8)	500	515,000
QEP Resources, Inc.
5.625%, 3/1/26	1,409	1,352,640
Resolute Energy Corp.
8.50%, 5/1/20	560	561,400
Rowan Cos., Inc.
4.875%, 6/1/22	1,810	1,746,650
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21	935	972,965
SESI, LLC
7.75%, 9/15/24	220	225,225
Seven Generations Energy, Ltd.
6.875%, 6/30/23(8)	1,250	1,300,000
5.375%, 9/30/25(8)	1,710	1,669,388
Shelf Drilling Holdings, Ltd.
8.25%, 2/15/25(8)	2,715	2,806,631
SM Energy Co.
6.125%, 11/15/22	561	580,635
6.75%, 9/15/26	1,010	1,054,188
6.625%, 1/15/27	930	962,550
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp.
5.50%, 1/15/28(8)	3,305	3,342,181
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.
5.875%, 4/15/26(8)	985	1,020,706
Tervita Escrow Corp.
7.625%, 12/1/21(8)	2,775	2,875,594
Transocean Guardian, Ltd.
5.875%, 1/15/24(8)	1,060	1,073,250
Transocean Pontus, Ltd.
6.125%, 8/1/25(8)	725	738,587

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Transocean, Inc.
7.50%, 1/15/26(8)		650	$672,750
Trinidad Drilling, Ltd.
6.625%, 2/15/25(8)		1,675	1,666,625
Weatherford International, Ltd.
8.25%, 6/15/23		360	342,000
9.875%, 2/15/24		835	820,388
Whiting Petroleum Corp.
5.75%, 3/15/21		650	667,875
6.625%, 1/15/26		2,070	2,160,562
WildHorse Resource Development Corp.
6.875%, 2/1/25		3,128	3,245,300
Williams Cos., Inc. (The)
3.70%, 1/15/23		1,605	1,588,943
4.55%, 6/24/24		1,240	1,260,972
5.75%, 6/24/44		790	847,174
Woodside Finance, Ltd.
3.70%, 9/15/26(8)		1,000	951,993
			$114,128,368

Packaging & Containers — 0.2%
ARD Finance S.A.
7.125%, (7.125% cash or 7.875% PIK), 9/15/23(15)		2,025	$2,055,375
ARD Securities Finance S.a.r.l.
8.75%, (8.75% cash or 8.75% PIK), 1/31/23(8)(15)		1,388	1,374,538
Guala Closures SpA
3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(9)(12)(13)	EUR	200	233,830
			$3,663,743

Pharmaceuticals — 0.4%
AbbVie, Inc.
4.45%, 5/14/46		380	$352,935
CVS Health Corp.
4.78%, 3/25/38		2,245	2,234,522
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 4/15/24		2,500	2,540,967
3.15%, 10/1/26		320	266,745
6.75%, 3/1/28		1,083	1,143,720
Vizient, Inc.
10.375%, 3/1/24(8)		1,005	1,104,244
			$7,643,133

33	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Pipelines — 0.3%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp.
5.375%, 9/15/24	620	$626,975
Georgian Oil and Gas Corp. JSC
6.75%, 4/26/21(9)	615	633,601
NGPL PipeCo, LLC
4.375%, 8/15/22(8)	340	344,250
Plains All American Pipeline, L.P.
Series B, 6.125% to 11/15/22 (10)(11)	1,850	1,806,063
Western Gas Partners, L.P.
4.65%, 7/1/26	1,025	1,005,855
		$4,416,744

Publishing — 0.3%
Laureate Education, Inc.
8.25%, 5/1/25(8)	4,048	$4,344,840
Tribune Media Co.
5.875%, 7/15/22	1,390	1,426,487
		$5,771,327

Radio and Television — 0.6%
CBS Radio, Inc.
7.25%, 11/1/24(8)	665	$642,377
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	473,525
Series A, 6.50%, 11/15/22	1,100	1,126,125
Series B, 6.50%, 11/15/22	2,130	2,184,038
iHeartCommunications, Inc.
9.00%, 12/15/19(6)	226	171,195
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	1,250	1,260,312
Salem Media Group, Inc.
6.75%, 6/1/24(8)	150	134,250
Sirius XM Radio, Inc.
6.00%, 7/15/24(8)	2,830	2,943,766
5.00%, 8/1/27(8)	1,609	1,556,241
		$10,491,829

Real Estate Investment Trusts (REITs) — 0.4%
CBL & Associates, L.P.
5.25%, 12/1/23	1,465	$1,252,136
DDR Corp.
3.625%, 2/1/25	781	740,724

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)
EPR Properties
4.50%, 6/1/27	1,100	$1,052,631
Mattamy Group Corp.
6.875%, 12/15/23(8)	1,926	1,947,668
6.50%, 10/1/25(8)	854	832,650
VEREIT Operating Partnership, L.P.
3.95%, 8/15/27	1,060	998,259
		$6,824,068

Retailers (Except Food and Drug) — 1.0%
Best Buy Co., Inc.
4.45%, 10/1/28	1,000	$997,096
Dollar Tree, Inc.
4.00%, 5/15/25	1,200	1,178,101
Macy’s Retail Holdings, Inc.
6.70%, 7/15/34	785	806,072
4.30%, 2/15/43	1,252	938,969
Murphy Oil USA, Inc.
6.00%, 8/15/23	4,165	4,300,362
5.625%, 5/1/27	560	557,900
Nordstrom, Inc.
5.00%, 1/15/44	500	462,000
Party City Holdings, Inc.
6.125%, 8/15/23(8)	3,565	3,627,388
6.625%, 8/1/26(8)	635	644,525
Signet UK Finance PLC
4.70%, 6/15/24	904	857,336
Tapestry, Inc.
4.125%, 7/15/27	1,000	951,627
Walmart, Inc.
3.55%, 6/26/25	1,000	1,005,409
		$16,326,785

Road & Rail — 0.1%
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	1,990	$2,037,263
		$2,037,263

Software and Services — 0.6%
Camelot Finance S.A.
7.875%, 10/15/24(8)	2,253	$2,251,378
Gartner, Inc.
5.125%, 4/1/25(8)	795	801,257

34	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Software and Services (continued)
IHS Markit, Ltd.
5.00%, 11/1/22(8)		2,240	$2,317,504
Infor Software Parent, LLC/Infor Software Parent, Inc.
7.125%, (7.125% cash or 7.875% PIK), 5/1/21(8)(15)		2,090	2,122,917
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25(8)		1,915	1,972,450
Microsoft Corp.
3.30%, 2/6/27		890	874,737
			$10,340,243

Steel — 0.3%
Allegheny Ludlum, LLC
6.95%, 12/15/25		225	$231,188
Allegheny Technologies, Inc.
5.95%, 1/15/21		455	464,669
7.875%, 8/15/23		3,195	3,430,631
Big River Steel, LLC/BRS Finance Corp.
7.25%, 9/1/25(8)		635	674,687
			$4,801,175

Super Retail — 0.0%(14)
Dufry Finance SCA
4.50%, 8/1/23(9)	EUR	500	$602,635
			$602,635

Surface Transport — 0.8%
Anglian Water Osprey Financing PLC
4.00%, 3/8/26(9)	GBP	225	$272,882
CMA CGM S.A.
7.75%, 1/15/21(9)	EUR	200	236,750
5.25%, 1/15/25(9)	EUR	185	190,784
DAE Funding, LLC
4.50%, 8/1/22(8)		1,050	1,026,375
5.00%, 8/1/24(8)		1,745	1,712,281
Debt and Asset Trading Corp.
1.00%, 10/10/25(9)		2,600	1,787,500
Flexi-Van Leasing, Inc.
10.00%, 2/15/23(8)		1,785	1,561,875
Moto Finance PLC
4.50%, 10/1/22(9)	GBP	250	323,136
Park Aerospace Holdings, Ltd.
5.25%, 8/15/22(8)		2,990	3,031,112
5.50%, 2/15/24 (8)		1,333	1,367,991

Security		Principal Amount* (000’s omitted)	Value

Surface Transport (continued)
XPO Logistics, Inc.
6.50%, 6/15/22(8)		2,276	$2,358,505
6.125%, 9/1/23(8)		705	733,200
			$14,602,391

Technology — 0.5%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(8)		100	$103,250
7.125%, 6/15/24(8)		2,440	2,621,254
6.02%, 6/15/26(8)		1,945	2,074,437
International Game Technology PLC
6.50%, 2/15/25(8)		720	750,600
Israel Electric Corp., Ltd.
5.00%, 11/12/24(8)(9)		1,800	1,831,500
Safari Holding Verwaltungs GmbH
5.375%, 11/30/22(9)	EUR	250	296,699
Western Union Co. (The)
6.20%, 11/17/36		637	649,089
			$8,326,829

Telecommunications — 3.9%
Altice Financing S.A.
6.625%, 2/15/23(8)		865	$873,650
Altice Luxembourg S.A.
7.25%, 5/15/22(9)	EUR	204	236,677
7.75%, 5/15/22(8)		1,379	1,347,283
Arqiva Broadcast Finance PLC
6.75%, 9/30/23(9)(13)	GBP	125	167,149
AT&T, Inc.
4.75%, 5/15/46		380	347,921
CenturyLink, Inc.
6.75%, 12/1/23		2,276	2,369,885
7.50%, 4/1/24		420	449,925
CommScope Technologies, LLC
6.00%, 6/15/25(8)		2,546	2,640,202
5.00%, 3/15/27(8)		2,515	2,426,975
Digicel, Ltd.
6.00%, 4/15/21(8)		2,305	2,146,531
DKT Finance ApS
7.00%, 6/17/23(9)	EUR	295	366,703
9.375%, 6/17/23(8)		1,720	1,816,750
Equinix, Inc.
5.875%, 1/15/26		2,725	2,810,156
2.875%, 2/1/26	EUR	440	504,642
5.375%, 5/15/27		1,010	1,014,202

35	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Frontier Communications Corp.
10.50%, 9/15/22		815	$726,874
7.625%, 4/15/24		285	185,250
6.875%, 1/15/25		1,845	1,130,671
Hughes Satellite Systems Corp.
6.50%, 6/15/19		2,912	2,976,064
5.25%, 8/1/26		1,245	1,221,283
6.625%, 8/1/26		770	746,900
Intelsat Jackson Holdings S.A.
7.50%, 4/1/21		173	176,028
5.50%, 8/1/23		995	919,877
8.00%, 2/15/24(8)		490	516,808
Level 3 Financing, Inc.
5.375%, 1/15/24		2,190	2,199,286
Level 3 Parent, LLC
5.75%, 12/1/22		330	334,603
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	250	296,376
Nokia Oyj
4.375%, 6/12/27		1,025	989,125
Qualitytech, L.P./QTS Finance Corp.
4.75%, 11/15/25(8)		795	765,339
SBA Communications Corp.
4.00%, 10/1/22		1,020	1,005,975
4.875%, 9/1/24		460	455,975
Sprint Capital Corp.
6.875%, 11/15/28		990	997,118
Sprint Communications, Inc.
9.00%, 11/15/18(8)		5,014	5,051,354
7.00%, 8/15/20		2,968	3,115,153
6.00%, 11/15/22		365	373,212
Sprint Corp.
7.25%, 9/15/21		3,265	3,456,819
7.875%, 9/15/23		7,909	8,540,613
7.625%, 2/15/25		1,785	1,897,455
7.625%, 3/1/26		993	1,053,325
T-Mobile USA, Inc.
6.375%, 3/1/25		1,395	1,456,798
6.50%, 1/15/26		595	624,869
4.50%, 2/1/26		980	935,410
4.75%, 2/1/28		1,045	984,912
TalkTalk Telecom Group PLC
5.375%, 1/15/22(9)	GBP	250	327,354

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24 (8)(12)	EUR	650	$706,139
5.00%, 1/20/26(8)		1,385	1,211,397
Zayo Group, LLC/Zayo Capital, Inc.
6.375%, 5/15/25		1,700	1,772,709
			$66,669,722

Transportation — 0.1%
A.P. Moller—Maersk A/S
3.75%, 9/22/24(8)		1,025	$989,688
JSL Europe S.A.
7.75%, 7/26/24(8)		1,000	871,250
			$1,860,938

Utilities — 1.5%
AES Corp. (The)
4.00%, 3/15/21		1,060	$1,060,000
5.50%, 4/15/25		309	318,270
6.00%, 5/15/26		1,655	1,752,231
Calpine Corp.
5.50%, 2/1/24		285	255,431
5.75%, 1/15/25		2,862	2,543,603
5.25%, 6/1/26(8)		1,040	967,200
ITC Holdings Corp.
5.30%, 7/1/43		660	724,861
Kansas City Power & Light Co.
4.20%, 6/15/47		750	720,752
NextEra Energy Operating Partners, L.P.
4.25%, 9/15/24(8)		660	649,275
NRG Energy, Inc.
7.25%, 5/15/26		3,000	3,279,510
5.75%, 1/15/28(8)		1,455	1,473,188
Pattern Energy Group, Inc.
5.875%, 2/1/24(8)		970	984,550
Southern Co. (The)
3.25%, 7/1/26		1,000	933,813
Southwestern Electric Power Co.
6.20%, 3/15/40		696	830,879
TerraForm Power Operating, LLC
4.25%, 1/31/23(8)		655	641,900
6.625%, 6/15/25(8)		580	616,975
5.00%, 1/31/28(8)		985	919,744
Thames Water Kemble Finance PLC
5.875%, 7/15/22(9)	GBP	450	619,382

36	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Vistra Energy Corp.
7.375%, 11/1/22		1,130	$1,176,816
7.625%, 11/1/24		1,733	1,873,806
8.125%, 1/30/26(8)		2,315	2,555,181
			$24,897,367

Total Corporate Bonds & Notes (identified cost $839,393,206)			$837,001,184

Foreign Corporate Bonds — 0.1%
Security		Principal Amount (000’s omitted)	Value
Export-Import Bank of India, 3.375%, 8/5/26(9)		$1,700	$1,556,156

Total Foreign Corporate Bonds (identified cost $1,664,866)			$1,556,156

Foreign Government Securities — 5.0%
Security		Principal Amount* (000’s omitted)	Value

Albania — 0.2%
Republic of Albania
5.75%, 11/12/20(9)	EUR	2,000	$2,536,431
Total Albania			$2,536,431

Angola — 0.2%
Republic of Angola
8.25%, 5/9/28(9)		1,321	$1,369,309
9.375%, 5/8/48(9)		1,314	1,393,142
Total Angola			$2,762,451

Argentina — 0.2%
Republic of Argentina
3.875%, 1/15/22(9)	EUR	425	$448,484
6.25%, 11/9/47	EUR	1,422	1,268,193
6.875%, 1/11/48		1,318	1,021,450
7.50%, 4/22/26		515	459,637
Total Argentina			$3,197,764

Security		Principal Amount* (000’s omitted)	Value

Armenia — 0.1%
Republic of Armenia
6.00%, 9/30/20(9)		700	$714,560
7.15%, 3/26/25(9)		1,675	1,773,867
Total Armenia			$2,488,427

Bahrain — 0.3%
CBB International Sukuk Co. 7 SPC
6.875%, 10/5/25(9)		418	$435,151
Kingdom of Bahrain
6.125%, 8/1/23(9)		863	878,469
6.75%, 9/20/29(9)		405	394,612
7.00%, 10/12/28(9)		1,375	1,368,400
7.50%, 9/20/47(9)		1,970	1,905,699
Total Bahrain			$4,982,331

Barbados — 0.1%
Government of Barbados
6.625%, 12/5/35(6)(9)		2,300	$1,201,060
7.00%, 8/4/22(6)(9)		712	378,570
7.25%, 12/15/21(6)(9)		892	464,911
Total Barbados			$2,044,541

Colombia — 0.1%
Republic of Colombia
2.625%, 3/15/23		2,250	$2,143,969
Total Colombia			$2,143,969

Croatia — 0.1%
Croatia
3.875%, 5/30/22(9)	EUR	1,601	$2,076,062
Total Croatia			$2,076,062

Dominican Republic — 0.2%
Dominican Republic
8.625%, 4/20/27(9)		2,671	$3,058,295
Total Dominican Republic			$3,058,295

Egypt — 0.2%
Arab Republic of Egypt
6.125%, 1/31/22(9)		2,650	$2,657,261
Total Egypt			$2,657,261

37	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

El Salvador — 0.2%
Republic of El Salvador
7.375%, 12/1/19(9)		1,210	$1,235,712
7.75%, 1/24/23(9)		1,250	1,311,350
8.25%, 4/10/32(9)		684	698,966
8.625%, 2/28/29(9)		804	852,240
Total El Salvador			$4,098,268

Fiji — 0.1%
Republic of Fiji
6.625%, 10/2/20(9)		2,443	$2,449,230
Total Fiji			$2,449,230

Georgia — 0.1%
Republic of Georgia
6.875%, 4/12/21(9)		939	$990,861
Total Georgia			$990,861

Greece — 0.0%(14)
Hellenic Republic Government Bond
3.50%, 1/30/23(9)	EUR	380	$446,198
Total Greece			$446,198

Honduras — 0.2%
Republic of Honduras
6.25%, 1/19/27(9)		150	$154,703
7.50%, 3/15/24(9)		200	216,056
8.75%, 12/16/20(9)		3,323	3,642,174
Total Honduras			$4,012,933

Hungary — 0.1%
Hungary Government Bond
5.75%, 11/22/23		820	$889,651
Total Hungary			$889,651

Indonesia — 0.3%
Republic of Indonesia
3.70%, 1/8/22(9)		4,230	$4,207,407
Total Indonesia			$4,207,407

Ivory Coast — 0.0%(14)
Ivory Coast
5.125%, 6/15/25(9)	EUR	435	$510,191
Total Ivory Coast			$510,191

Security		Principal Amount* (000’s omitted)	Value

Lebanon — 0.1%
Lebanese Republic
5.15%, 11/12/18(9)		2,200	$2,191,508
Total Lebanon			$2,191,508

Macedonia — 0.2%
Republic of Macedonia
2.75%, 1/18/25(9)	EUR	110	$126,051
3.975%, 7/24/21(9)	EUR	1,346	1,662,369
4.875%, 12/1/20(9)	EUR	788	991,257
Total Macedonia			$2,779,677

Nigeria — 0.0%(14)
Republic of Nigeria
6.75%, 1/28/21(9)		550	$572,247
Total Nigeria			$572,247

Poland — 0.1%
Republic of Poland
4.00%, 1/22/24		890	$908,724
Total Poland			$908,724

Romania — 0.2%
Romania Government Bond
6.75%, 2/7/22(9)		2,400	$2,624,208
Total Romania			$2,624,208

Rwanda — 0.2%
Republic of Rwanda
6.625%, 5/2/23(9)		3,896	$3,964,667
Total Rwanda			$3,964,667

Saudi Arabia — 0.1%
Saudi International Bond
3.25%, 10/26/26(9)		2,300	$2,165,921
Total Saudi Arabia			$2,165,921

Senegal — 0.0%(14)
Republic of Senegal
4.75%, 3/13/28(9)	EUR	315	$354,953
Total Senegal			$354,953

38	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Serbia — 0.2%
Republic of Serbia
4.875%, 2/25/20(9)		2,615	$2,652,946
5.875%, 12/3/18(9)		980	984,681
Total Serbia			$3,637,627

Seychelles — 0.1%
Republic of Seychelles
8.00%, 1/1/26(9)		1,680	$1,720,915
Total Seychelles			$1,720,915

Sri Lanka — 0.3%
Republic of Sri Lanka
6.125%, 6/3/25(9)		4,230	$4,040,200
6.85%, 11/3/25(9)		1,000	989,620
Total Sri Lanka			$5,029,820

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond
5.625%, 2/17/24(9)	EUR	2,125	$2,425,536
Total Tunisia			$2,425,536

Turkey — 0.5%
Republic of Turkey
5.625%, 3/30/21		2,380	$2,336,803
6.125%, 10/24/28		2,747	2,483,316
6.25%, 9/26/22		1,230	1,207,219
7.00%, 6/5/20		2,390	2,418,883
Total Turkey			$8,446,221

Ukraine — 0.1%
Ukraine Government International Bond
7.75%, 9/1/20(9)		900	$907,875
Total Ukraine			$907,875

United Arab Emirates — 0.1%
Dubai DOF Sukuk, Ltd.
3.875%, 1/30/23(9)		2,000	$2,007,420
Total United Arab Emirates			$2,007,420

Total Foreign Government Securities (identified cost $87,860,483)			$85,289,590

Sovereign Loans — 0.5%
Borrower	Principal Amount (000’s omitted)	Value

Barbados — 0.1%
Government of Barbados
Term Loan, 0.00%, Maturing December 20, 2019(6)(12)(16)	$1,200	$400,560
Total Barbados		$400,560

Kenya — 0.0%(14)
Government of Kenya
Term Loan, 7.50%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(12)	$200	$200,500
Total Kenya		$200,500

Nigeria — 0.1%
Bank of Industry Limited
Term Loan, 8.32%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(12)(16)	$1,900	$1,922,124
Total Nigeria		$1,922,124

Tanzania — 0.3%
Government of the United Republic of Tanzania
Term Loan, 7.70%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(12)	$3,575	$3,632,775
Term Loan, 7.53%, (3 mo. USD LIBOR + 5.20%), Maturing May 23, 2023(12)	1,700	1,723,484
Total Tanzania		$5,356,259

Total Sovereign Loans (identified cost $8,544,355)		$7,879,443

Mortgage Pass-Throughs — 9.9%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2019	$90	$90,032
5.50%, with maturity at 2032	673	724,000
6.00%, with maturity at 2021	13	12,825
6.50%, with various maturities to 2036	5,226	5,724,060
7.00%, with various maturities to 2036(17)	5,091	5,631,445
7.13%, with maturity at 2023	72	74,360
7.50%, with various maturities to 2035	3,578	3,917,670
7.65%, with maturity at 2022	53	54,343
8.00%, with various maturities to 2034	1,788	1,933,691
8.25%, with maturity at 2020	5	5,291

39	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
8.30%, with maturity at 2020	$60	$60,092
8.50%, with various maturities to 2031	1,104	1,224,573
9.00%, with various maturities to 2031	167	180,547
9.50%, with various maturities to 2025	73	75,066
10.00%, with maturity at 2020	3	3,582
10.50%, with maturity at 2020	3	3,164
		$19,714,741
Federal National Mortgage Association:
2.793%, (COF + 1.25%), with maturity at 2036(18)	$994	$974,636
3.798%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(18)	1,532	1,595,870
3.862%, (1 yr. CMT + 2.258%), with maturity at 2036(18)	8,927	9,362,659
4.308%, (1 yr. CMT + 2.213%), with maturity at 2022(18)	58	58,929
4.50%, with various maturities to 2048(17)	18,823	19,387,720
5.00%, with various maturities to 2040(17)	8,964	9,501,765
5.50%, with various maturities to 2033	976	1,053,969
6.00%, with various maturities to 2029	1,996	2,099,393
6.322%, (COF + 2.00%), with maturity at 2032(18)	2,651	2,837,445
6.50%, with various maturities to 2036(17)	21,633	23,712,760
6.75%, with maturity at 2023	50	52,604
7.00%, with various maturities to 2037	10,000	11,089,833
7.50%, with various maturities to 2035	4,149	4,631,024
7.879%, with maturity at 2027(19)	274	298,551
8.00%, with various maturities to 2034	1,256	1,383,151
8.255%, with maturity at 2024(19)	15	16,051
8.264%, with maturity at 2028(19)	79	87,802
8.28%, with maturity at 2029(19)	67	73,515
8.366%, with maturity at 2027(19)	92	101,401
8.50%, with various maturities to 2037	1,066	1,181,721
9.00%, with various maturities to 2032	1,466	1,605,542
9.243%, with maturity at 2025(19)	10	10,351
9.50%, with various maturities to 2030	499	542,347
10.00%, with maturity at 2020	2	1,941
10.50%, with maturity at 2021	37	39,729
		$91,700,709
Government National Mortgage Association:
4.50%, with maturity at 2047(17)	$9,681	$10,026,535
5.00%, with various maturities to 2048(17)	32,885	34,419,141
6.00%, with maturity at 2024	483	506,618
6.50%, with maturity at 2024(17)	2,647	2,805,534
7.00%, with maturity at 2026	221	241,635
7.50%, with various maturities to 2032(17)	5,007	5,449,357
8.00%, with various maturities to 2034(17)	3,249	3,640,975

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association: (continued)
8.30%, with maturity at 2020	$15	$15,164
8.50%, with maturity at 2022	116	122,455
9.00%, with various maturities to 2025	593	646,399
9.50%, with various maturities to 2021	180	188,373
10.00%, with maturity at 2019	2	2,335
		$58,064,521

Total Mortgage Pass-Throughs (identified cost $168,994,956)		$169,479,971

Collateralized Mortgage Obligations — 24.4%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$258	$271,013
Series 1497, Class K, 7.00%, 4/15/23	216	229,094
Series 1529, Class Z, 7.00%, 6/15/23	333	354,620
Series 1620, Class Z, 6.00%, 11/15/23	247	259,168
Series 1677, Class Z, 7.50%, 7/15/23	193	206,763
Series 1702, Class PZ, 6.50%, 3/15/24	2,333	2,475,534
Series 2113, Class QG, 6.00%, 1/15/29	533	573,884
Series 2122, Class K, 6.00%, 2/15/29	105	113,022
Series 2130, Class K, 6.00%, 3/15/29	71	76,573
Series 2167, Class BZ, 7.00%, 6/15/29	80	87,747
Series 2182, Class ZB, 8.00%, 9/15/29	824	923,665
Series 2198, Class ZA, 8.50%, 11/15/29	918	1,028,969
Series 2245, Class A, 8.00%, 8/15/27	2,266	2,537,476
Series 2458, Class ZB, 7.00%, 6/15/32	866	974,129
Series 3762, Class SH, 5.793%, (10.00% - 1 mo. USD LIBOR x 2.00), 11/15/40(20)	770	766,860
Series 4097, Class PE, 3.00%, 11/15/40	1,607	1,583,656
Series 4273, Class PU, 4.00%, 11/15/43	2,263	2,220,644
Series 4273, Class SP, 6.39%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(20)	503	530,035
Series 4337, Class YT, 3.50%, 4/15/49	5,836	5,699,940
Series 4407, Class LN, 4.418%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(20)	114	98,011
Series 4416, Class SU, 4.393%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(20)	3,038	2,309,024
Series 4452, Class ZJ, 3.00%, 11/15/44	2,999	2,569,398
Series 4584, Class PM, 3.00%, 5/15/46	5,393	5,220,518
Series 4594, Class FM, 3.104%, (1 mo. USD LIBOR + 1.00%), 6/15/46(12)	614	619,792
Series 4608, Class TV, 3.50%, 1/15/55	7,944	7,632,576
Series 4617, Class CZ, 3.50%, 5/15/46	818	756,467

40	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4630, Class CZ, 3.00%, 12/15/43	$9,067	$8,419,507
Series 4637, Class CU, 3.00%, 8/15/44	6,466	5,953,809
Series 4637, Class QF, 3.104%, (1 mo. USD LIBOR + 1.00%), 4/15/44(12)	11,960	11,981,887
Series 4639, Class KF, 3.404%, (1 mo. USD LIBOR + 1.30%), 12/15/44(12)	4,472	4,535,745
Series 4648, Class WF, 3.104%, (1 mo. USD LIBOR + 1.00%), 1/15/47(12)	670	674,225
Series 4677, Class SB, 7.585%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(20)	3,110	2,903,287
Series 4678, Class PC, 3.00%, 1/15/46	13,550	13,311,435
Series 4746, Class CZ, 4.00%, 11/15/47	1,590	1,531,602
Series 4751, Class ZC, 4.00%, 11/15/47	7,642	7,401,828
Series 4774, Class MH, 4.50%, 12/15/42	9,331	9,584,067
Series 4774, Class QD, 4.50%, 1/15/43	23,190	23,812,657
Series 4776, Class C, 4.50%, 3/15/43	9,285	9,536,130
Interest Only:(21)
Series 267, Class S5, 3.842%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	7,526	1,041,606
Series 284, Class S6, 3.942%, (6.10% - 1 mo. USD LIBOR), 10/15/42(20)	4,233	645,695
Series 362, Class C11, 4.00%, 12/15/47	21,292	4,802,668
Series 3727, Class PS, 4.542%, (6.70% - 1 mo. USD LIBOR), 11/15/38(20)	139	553
Series 3973, Class SG, 4.492%, (6.65% - 1 mo. USD LIBOR), 4/15/30(20)	2,790	180,873
Series 4067, Class JI, 3.50%, 6/15/27	4,208	430,748
Series 4070, Class S, 3.942%, (6.10% - 1 mo. USD LIBOR), 6/15/32(20)	8,709	1,131,080
Series 4088, Class EI, 3.50%, 9/15/41	10,881	1,817,309
Series 4094, Class CS, 3.842%, (6.00% - 1 mo. USD LIBOR), 8/15/42(20)	4,109	662,283
Series 4095, Class HS, 3.942%, (6.10% - 1 mo. USD LIBOR), 7/15/32(20)	2,881	324,279
Series 4109, Class ES, 3.992%, (6.15% - 1 mo. USD LIBOR), 12/15/41(20)	90	13,201
Series 4109, Class KS, 3.942%, (6.10% - 1 mo. USD LIBOR), 5/15/32(20)	966	34,242
Series 4110, Class SA, 3.492%, (5.65% - 1 mo. USD LIBOR), 9/15/42(20)	5,198	605,422
Series 4149, Class S, 4.092%, (6.25% - 1 mo. USD LIBOR), 1/15/33(20)	4,232	581,780
Series 4186, Class IQ, 4.00%, 12/15/28	145	943
Series 4188, Class AI, 3.50%, 4/15/28	2,944	259,908
Series 4203, Class QS, 4.092%, (6.25% - 1 mo. USD LIBOR), 5/15/43(20)	8,053	965,952
Series 4233, Class GI, 3.50%, 3/15/25	507	5,907
Series 4408, Class IP, 3.50%, 4/15/44	6,988	1,380,021
Series 4435, Class BI, 3.50%, 7/15/44	16,189	3,099,797
Series 4629, Class QI, 3.50%, 11/15/46	8,541	1,518,648

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Interest Only: (continued)
Series 4644, Class TI, 3.50%, 1/15/45	$8,915	$1,711,802
Series 4653, Class PI, 3.50%, 7/15/44	4,529	704,616
Series 4667, Class PI, 3.50%, 5/15/42	11,652	1,859,849
Series 4676, Class DI, 4.00%, 7/15/44	19,539	3,285,875
Series 4744, Class IO, 4.00%, 11/15/47	12,109	2,619,642
Series 4749, Class IL, 4.00%, 12/15/47	5,609	1,351,322
Series 4767, Class IM, 4.00%, 5/15/45	9,528	1,623,580
Principal Only:(22)
Series 242, Class PO, 0.00%, 11/15/36	5,013	4,294,309
Series 259, Class PO, 0.00%, 4/15/39	3,071	2,710,158
Series 3606, Class PO, 0.00%, 12/15/39	3,418	2,850,151
Series 4417, Class KO, 0.00%, 12/15/43	541	318,794
Series 4478, Class PO, 0.00%, 5/15/45	2,397	1,872,616
Series 4754, Class JO, 0.00%, 4/15/44	2,240	1,420,318
		$185,890,704
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.866%, (1 mo. USD LIBOR + 4.65%), 10/25/28(12)	$6,250	$7,219,425
Series 2017-DNA2, Class M2, 5.666%, (1 mo. USD LIBOR + 3.45%), 10/25/29(12)	3,000	3,316,581
		$10,536,006
Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$1	$907
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,476
Series G92-46, Class Z, 7.00%, 8/25/22	103	108,348
Series G92-60, Class Z, 7.00%, 10/25/22	141	148,578
Series G93-35, Class ZQ, 6.50%, 11/25/23	3,141	3,310,825
Series G93-40, Class H, 6.40%, 12/25/23	671	706,987
Series 1989-34, Class Y, 9.85%, 7/25/19	7	7,026
Series 1990-17, Class G, 9.00%, 2/25/20	9	9,336
Series 1990-27, Class Z, 9.00%, 3/25/20	9	9,685
Series 1990-29, Class J, 9.00%, 3/25/20	11	11,290
Series 1990-43, Class Z, 9.50%, 4/25/20	34	35,078
Series 1991-98, Class J, 8.00%, 8/25/21	46	48,495
Series 1992-77, Class ZA, 8.00%, 5/25/22	227	239,856
Series 1992-103, Class Z, 7.50%, 6/25/22	17	18,395
Series 1992-113, Class Z, 7.50%, 7/25/22	43	45,424
Series 1992-185, Class ZB, 7.00%, 10/25/22	69	72,727
Series 1993-16, Class Z, 7.50%, 2/25/23	169	179,742
Series 1993-22, Class PM, 7.40%, 2/25/23	133	141,015
Series 1993-25, Class J, 7.50%, 3/25/23	200	214,088
Series 1993-30, Class PZ, 7.50%, 3/25/23	379	404,827
Series 1993-42, Class ZQ, 6.75%, 4/25/23	502	529,181
Series 1993-56, Class PZ, 7.00%, 5/25/23	76	81,004
Series 1993-156, Class ZB, 7.00%, 9/25/23	89	95,226

41	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Series 1994-45, Class Z, 6.50%, 2/25/24	$640	$673,905
Series 1994-89, Class ZQ, 8.00%, 7/25/24	446	486,265
Series 1996-57, Class Z, 7.00%, 12/25/26	429	466,889
Series 1997-77, Class Z, 7.00%, 11/18/27	233	255,904
Series 1998-44, Class ZA, 6.50%, 7/20/28	239	259,341
Series 1999-45, Class ZG, 6.50%, 9/25/29	68	73,675
Series 2000-22, Class PN, 6.00%, 7/25/30	771	832,869
Series 2002-1, Class G, 7.00%, 7/25/23	106	112,758
Series 2002-21, Class PE, 6.50%, 4/25/32	562	618,816
Series 2005-75, Class CS, 15.337%, (24.20% - 1 mo. USD LIBOR x 4.00), 9/25/35(20)	948	1,468,216
Series 2007-74, Class AC, 5.00%, 8/25/37(17)	6,170	6,531,502
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(20)	658	700,502
Series 2011-109, Class PE, 3.00%, 8/25/41	4,297	4,200,923
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,645	2,887,473
Series 2013-6, Class TA, 1.50%, 1/25/43	5,553	5,301,258
Series 2013-52, Class MD, 1.25%, 6/25/43	5,764	5,133,011
Series 2013-67, Class NF, 3.216%, (1 mo. USD LIBOR + 1.00%), 7/25/43(12)	2,784	2,793,376
Series 2014-64, Class PA, 3.00%, 3/25/44	4,720	4,628,393
Series 2016-22, Class ZE, 3.00%, 6/25/44	743	635,872
Series 2017-13, Class KF, 3.104%, (1 mo. USD LIBOR + 1.00%), 2/25/47(12)	1,330	1,340,667
Series 2017-15, Class LE, 3.00%, 6/25/46	15,942	15,569,712
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,065	967,462
Series 2017-48, Class LG, 2.75%, 5/25/47	8,688	8,338,383
Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,257	2,795,147
Series 2017-75, Class Z, 3.00%, 9/25/57	2,194	1,884,653
Series 2017-76, Class Z, 3.00%, 10/25/57	2,719	2,411,391
Series 2017-96, Class Z, 3.00%, 12/25/57	6,655	6,043,542
Series 2017-110, Class Z, 3.00%, 2/25/57	5,752	5,187,371
Series 2018-18, Class QD, 4.50%, 5/25/45(17)	36,103	37,167,176
Series 2018-50, Class MZ, 4.50%, 7/25/48	5,295	5,295,709
Interest Only:(21)
Series 2010-99, Class NS, 4.384%, (6.60% - 1 mo. USD LIBOR), 3/25/39(20)	1,394	55,903
Series 2010-124, Class SJ, 3.834%, (6.05% - 1 mo. USD LIBOR), 11/25/38(20)	2,333	119,885
Series 2011-45, Class SA, 4.434%, (6.65% - 1 mo. USD LIBOR), 1/25/29(20)	216	1,541
Series 2011-101, Class IC, 3.50%, 10/25/26	10,190	872,961
Series 2011-101, Class IE, 3.50%, 10/25/26	3,387	291,548
Series 2012-24, Class S, 3.284%, (5.50% - 1 mo. USD LIBOR), 5/25/30(20)	2,245	123,798
Series 2012-33, Class CI, 3.50%, 3/25/27	5,776	517,492
Series 2012-56, Class SU, 4.534%, (6.75% - 1 mo. USD LIBOR), 8/25/26(20)	674	32,054

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association: (continued)
Interest Only: (continued)
Series 2012-94, Class KS, 4.434%, (6.65% - 1 mo. USD LIBOR), 5/25/38(20)	$6,341	$711,039
Series 2012-97, Class PS, 3.934%, (6.15% - 1 mo. USD LIBOR), 3/25/41(20)	8,161	1,149,694
Series 2012-103, Class GS, 3.884%, (6.10% - 1 mo. USD LIBOR), 2/25/40(20)	5,685	398,321
Series 2012-118, Class IN, 3.50%, 11/25/42	9,931	1,988,176
Series 2012-124, Class IO, 1.635%, 11/25/42(19)	5,615	233,814
Series 2012-150, Class SK, 3.934%, (6.15% - 1 mo. USD LIBOR), 1/25/43(20)	5,780	721,290
Series 2013-12, Class SP, 3.434%, (5.65% - 1 mo. USD LIBOR), 11/25/41(20)	2,957	298,147
Series 2013-15, Class DS, 3.984%, (6.20% - 1 mo. USD LIBOR), 3/25/33(20)	11,480	1,419,764
Series 2013-16, Class SY, 3.934%, (6.15% - 1 mo. USD LIBOR), 3/25/43(20)	2,652	345,840
Series 2013-54, Class HS, 4.084%, (6.30% - 1 mo. USD LIBOR), 10/25/41(20)	3,534	296,184
Series 2013-64, Class PS, 4.034%, (6.25% - 1 mo. USD LIBOR), 4/25/43(20)	4,392	514,158
Series 2013-75, Class SC, 4.034%, (6.25% - 1 mo. USD LIBOR), 7/25/42(20)	10,463	877,547
Series 2014-32, Class EI, 4.00%, 6/25/44	1,615	369,619
Series 2014-55, Class IN, 3.50%, 7/25/44	4,175	723,682
Series 2014-89, Class IO, 3.50%, 1/25/45	5,335	1,007,148
Series 2015-17, Class SA, 3.984%, (6.20% - 1 mo. USD LIBOR), 11/25/43(20)	6,191	950,926
Series 2015-52, Class MI, 3.50%, 7/25/45	4,690	842,392
Series 2015-95, Class SB, 3.784%, (6.00% - 1 mo. USD LIBOR), 1/25/46(20)	14,957	2,119,936
Series 2016-1, Class SJ, 3.934%, (6.15% - 1 mo. USD LIBOR), 2/25/46(20)	22,344	3,770,490
Series 2017-46, Class NI, 3.00%, 8/25/42	12,861	1,908,298
Series 2018-21, Class IO, 3.00%, 4/25/48	24,132	4,638,290
Principal Only:(22)
Series 379, Class 1, 0.00%, 5/25/37	3,383	2,885,051
Series 2006-8, Class WQ, 0.00%, 3/25/36	4,681	3,946,518
		$165,613,183
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1B1, 7.966%, (1 mo. USD LIBOR + 5.75%), 7/25/29(12)	$4,500	$5,462,679
Series 2017-C03, Class 1B1, 7.066%, (1 mo. USD LIBOR + 4.85%), 10/25/29(12)	2,000	2,300,349
Series 2017-C03, Class 1M2, 5.216%, (1 mo. USD LIBOR + 3.00%), 10/25/29(12)	2,750	2,966,795
		$10,729,823

42	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$482,872
Series 2016-129, Class ZC, 2.00%, 6/20/45	570	505,790
Series 2017-82, Class TZ, 2.50%, 2/16/43	464	407,953
Series 2017-110, Class ZJ, 3.00%, 7/20/47	35	29,560
Series 2017-121, Class DF, 2.665%, (1 mo. USD LIBOR + 0.50%), 8/20/47(12)	17,173	17,182,515
Series 2017-137, Class AF, 2.665%, (1 mo. USD LIBOR + 0.50%), 9/20/47(12)	9,781	9,822,432
Series 2017-141, Class KZ, 3.00%, 9/20/47	4,229	3,858,591
Series 2018-6, Class JZ, 4.00%, 1/20/48	4,262	4,183,073
Series 2018-67, Class LT, 4.50%, (13.50% - 1 mo. USD LIBOR x 2.25, Cap 4.50%), 4/20/48(20)	3,822	3,844,995
Interest Only:(21)
Series 2017-104, Class SD, 4.035%, (6.20% - 1 mo. USD LIBOR), 7/20/47(20)	9,111	1,463,872
Series 2018-105, Class SE, 4.035%, (6.20% - 1 mo. USD LIBOR), 8/20/48(20)	9,084	1,460,888
		$43,242,541

Total Collateralized Mortgage Obligations (identified cost $438,269,038)		$416,012,257

Commercial Mortgage-Backed Securities — 5.3%
Security	Principal Amount (000’s omitted)	Value
Agate Bay Mortgage Trust
Series 2015-1, Class A4, 3.50%, 1/25/45(8)(19)	$2,797	$2,813,699
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class D, 3.052%, 1/10/48(8)(19)	3,500	2,859,020
Series 2016-C7, Class D, 4.587%, 12/10/54(8)(19)	1,675	1,491,604
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.225%, 9/15/48(8)	1,000	866,490
Series 2017-MDRB, Class C, 4.658%, (1 mo. USD LIBOR + 2.50%), 7/15/30(8)(12)	5,000	5,002,723
COMM Mortgage Trust
Series 2012-CR2, Class D, 4.993%, 8/15/45(8)(19)	1,650	1,596,912
Series 2013-CR11, Class D, 5.333%, 8/10/50(8)(19)	4,500	4,267,395
Series 2015-CR22, Class D, 4.259%, 3/10/48(8)(19)	4,100	3,508,584
Series 2015-CR24, Class D, 3.463%, 8/10/48	300	253,163
Credit Suisse Mortgage Trust
Series 2016-NXSR, Class C, 4.508%, 12/15/49(19)	2,770	2,721,629

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class A2, 3.046%, 4/15/47	$2,230	$2,231,119
Series 2014-C19, Class D, 4.819%, 4/15/47(8)(19)	1,425	1,280,697
Series 2014-C22, Class C, 4.71%, 9/15/47(19)	730	708,647
Series 2014-C22, Class D, 4.71%, 9/15/47(8)(19)	5,276	4,512,754
Series 2014-C25, Class C, 4.593%, 11/15/47(19)	900	894,060
Series 2014-C25, Class D, 4.093%, 11/15/47(8)(19)	2,080	1,766,210
Series 2015-C29, Class D, 3.817%, 5/15/48(19)	2,000	1,671,655
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	940	943,369
Series 2010-C2, Class D, 5.828%, 11/15/43(8)(19)	3,247	3,277,718
Series 2011-C5, Class D, 5.586%, 8/15/46(8)(19)	7,045	7,046,615
Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,024,032
Series 2013-C13, Class D, 4.125%, 1/15/46(8)(19)	3,000	2,908,995
Series 2013-C16, Class D, 5.177%, 12/15/46(8)(19)	3,500	3,492,173
Series 2014-DSTY, Class B, 3.771%, 6/10/27(8)	2,600	2,573,993
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class D, 4.27%, 7/15/50(8)(19)	2,000	1,805,509
Series 2016-C32, Class D, 3.396%, 12/15/49(8)(19)	1,600	1,329,618
Morgan Stanley Capital I Trust
Series 2016-UB12, Class D, 3.312%, 12/15/49(8)	4,489	3,537,454
Series 2017-CLS, Class A, 2.858%, (1 mo. USD LIBOR + 0.70%), 11/15/34(8)(12)	2,000	1,999,303
Motel 6 Trust
Series 2017-MTL6, Class C, 3.558%, (1 mo. USD LIBOR + 1.40%), 8/15/34(8)(12)	2,905	2,911,651
RETL Trust
Series 2018-RVP, Class C, 4.208%, (1 mo. USD LIBOR + 2.05%), 3/15/33(8)(12)	919	926,588
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.729%, 5/10/45(8)(19)	3,000	2,954,465
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class D, 4.457%, 4/10/46(8)(19)	4,437	4,032,135
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class D, 4.423%, 7/15/46(8)(19)	3,000	2,538,158
Series 2015-C31, Class D, 3.852%, 11/15/48	2,475	2,136,509
Series 2015-LC22, Class C, 4.694%, 9/15/58(19)	1,250	1,237,774
Series 2015-SG1, Class C, 4.618%, 9/15/48(19)	2,575	2,515,494
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204%, 11/15/47(19)	2,500	2,408,760

Total Commercial Mortgage-Backed Securities (identified cost $90,003,491)		$90,046,674

43	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 2.5%
Security	Principal Amount (000’s omitted)	Value
AASET U.S., Ltd.
Series 2018-1A, Class A, 3.844%, 1/16/38(8)	$468	$463,633
Alinea CLO, Ltd.
Series 2018-1A, Class E, 8.307%, (3 mo. USD LIBOR + 6.00%), 7/20/31(8)(12)	1,000	988,175
Apidos CLO XVII
Series 2014-17A, Class C, 5.636%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8) (12)	1,000	1,000,051
Ares CLO, Ltd.
Series 2015-35RA, Class E, 8.039%, (3 mo. USD LIBOR + 5.70%), 7/15/30(8) (12)	2,000	2,007,926
Babson CLO, Ltd.
Series 2016-1A, Class ER, 8.201%, (3 mo. USD LIBOR + 6.00%), 7/23/30(8) (12)	1,000	1,003,960
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 8.289%, (3 mo. USD LIBOR + 5.95%), 7/30/30(8) (12)	1,000	993,407
Canyon Capital CLO, Ltd.
Series 2016-2A, Class ER, (3 mo. USD LIBOR + 6.00%), 10/15/31(8)(23)	3,350	3,331,368
Conn Funding II L.P.
Series 2017-B, Class A, 2.73%, 7/15/20(8)	119	118,491
Dell Equipment Finance Trust
Series 2016-1, Class B, 2.03%, 7/22/21(8)	1,750	1,747,940
Dryden Senior Loan Fund
Series 2016-42I, Class ER, 7.889%, (3 mo. USD LIBOR + 5.55%), 7/15/30(8)(12)	1,000	1,003,974
First Investors Auto Owner Trust
Series 2015-1A, Class C, 2.71%, 6/15/21(8)	1,400	1,396,492
FOCUS Brands Funding, LLC
Series 2017-1A, Class A2I, 3.857%, 4/30/47(8)	1,600	1,596,865
Galaxy CLO, Ltd.
Series 2018-25A, Class E, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)	1,000	1,000,000
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(8)(12)	3,000	2,985,711
Invitation Homes Trust
Series 2017-SFR2, Class B, 3.308%, (1 mo. USD LIBOR + 1.15%), 12/17/36(8)(12)	1,595	1,601,638
Series 2018-SFR1, Class C, 3.408%, (1 mo. USD LIBOR + 1.25%), 3/17/37(8)(12)	615	616,099
Marlette Funding Trust
Series 2018-1A, Class A, 2.61%, 3/15/28(8)	1,108	1,105,063
MVW Owner Trust
Series 2014-1A, Class A, 2.25%, 9/22/31(8)	596	582,214

Security	Principal Amount (000’s omitted)	Value
Neuberger Berman CLO, Ltd.
Series 2016-22A, Class ER, (3 mo. USD LIBOR + 6.06%), 10/17/30(8)(23)	$1,500	$1,481,250
Palmer Square CLO, Ltd.
Series 2018-2A, Class D, 7.862%, (3 mo. USD LIBOR + 5.60%), 7/16/31(8)(12)	1,000	994,527
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/23(8)	69	68,837
Series 2017-2A, Class B, 3.48%, 9/15/23(8)	1,395	1,394,630
Series 2017-3A, Class A, 2.36%, 11/15/23(8)	760	757,800
Series 2018-1A, Class A, 3.11%, 6/17/24(8)	1,223	1,223,843
Purchasing Power Funding, LLC
Series 2018-A, Class A, 3.34%, 8/15/22(8)	3,200	3,181,738
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 8.284%, (3 mo. USD LIBOR + 5.95%), 7/15/31(8)(12)	2,000	1,969,478
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 8.162%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(12)	1,000	990,685
Sierra Receivables Funding Co., LLC
Series 2015-1A, Class B, 3.05%, 3/22/32(8)	477	474,868
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(8)	2,945	2,950,287
Trafigura Securitisation Finance PLC
Series 2017-1A, Class B, 3.858%, (1 mo. USD LIBOR + 1.70%), 12/15/20(8)(12)	1,500	1,500,871
Tricon American Homes
Series 2016-SFR1, Class D, 3.886%, 11/17/33(8)	1,300	1,286,499
Vibrant CLO, Ltd.
Series 2018-9A, Class D, 8.492%, (3 mo. USD LIBOR + 6.25%), 7/20/31(8)(12)	1,000	994,936

Total Asset-Backed Securities (identified cost $42,803,232)		$42,813,256

Common Stocks — 0.9%
Security	Shares	Value

Aerospace and Defense — 0.0%(14)
IAP Global Services, LLC(3)(24)(25)	31	$362,559
		$362,559

Automotive — 0.1%
Dayco Products, LLC(24)(25)	27,250	$981,000
		$981,000

44	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Business Equipment and Services — 0.2%
Education Management Corp.(3)(24)(25)	5,580,468	$0
RCS Capital Corp.(24)(25)	37,523	3,672,564
		$3,672,564

Electronics / Electrical — 0.1%
Answers Corp.(3)(24)(25)	78,756	$574,131
		$574,131

Health Care — 0.0%(14)
New Millennium Holdco, Inc.(24)(25)	42,216	$6,438
		$6,438

Nonferrous Metals / Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(24)(25)	76,163	$0
		$0

Oil and Gas — 0.2%
AFG Holdings, Inc.(3)(24)(25)	29,751	$2,023,068
Fieldwood Energy, Inc.(24)(25)	10,085	521,059
Nine Point Energy Holdings, Inc.(3)(24)(26)	29,787	33,064
Paragon Offshore Finance Company, Class A(24)(25)	2,021	2,147
Paragon Offshore Finance Company, Class B(24)(25)	1,011	33,616
Samson Resources II, LLC, Class A(24)(25)	45,294	1,075,732
Southcross Holdings Group, LLC(3)(24)(25)	78	0
Southcross Holdings L.P., Class A(24)(25)	78	19,110
		$3,707,796

Publishing — 0.3%
Cumulus Media, Inc.(24)(25)	50,522	$862,916
ION Media Networks, Inc.(3)(24)(25)	5,187	4,224,656
Tweddle Group, Inc.(3)(24)(25)	5,433	292,241
		$5,379,813

Total Common Stocks (identified cost $6,032,190)		$14,684,301

Convertible Bonds — 0.0%(14)
Security	Principal Amount (000’s omitted)	Value

Utilities — 0.0%(14)
Clearway Energy, Inc., 3.25%, 6/1/20(8)	$225	$225,383

Total Convertible Bonds (identified cost $221,427)		$225,383

Convertible Preferred Stocks — 0.0%(14)
Security	Shares	Value

Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(24)(25)	6,209	$0
		$0

Oil and Gas — 0.0%(14)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(24)(26)	555	$814,723
		$814,723

Total Convertible Preferred Stocks (identified cost $993,211)		$814,723

Preferred Stocks — 0.0%(14)
Security	Shares	Value

Pipelines — 0.0%(14)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	31,500	$683,235

Total Preferred Stocks (identified cost $702,450)		$683,235

Closed-End Funds — 1.3%
Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	2,073,855	$21,796,216

Total Closed-End Funds (identified cost $25,207,868)		$21,796,216

Miscellaneous — 0.0%
Security	Principal Amount/ Shares	Value

Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(24)	2,257,600	$0
		$0

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(24)	$1,135,000	$0
		$0

Total Miscellaneous (identified cost $0)		$0

45	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.7%
U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 10/11/18(27)	$500	$499,716

Total U.S. Treasury Obligations (identified cost $499,731)		$499,716

Other — 2.6%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.19%(28)	44,698,983	$44,698,983

Total Other (identified cost $44,699,132)		$44,698,983

Total Short-Term Investments (identified cost $45,198,863)		$45,198,699

Total Investments — 155.2% (identified cost $2,673,123,044)		$2,644,430,552

Less Unfunded Loan Commitments — (0.0)%(14)		$(555,837)

Net Investments — 155.2% (identified cost $2,672,567,207)		$2,643,874,715

Other Assets, Less Liabilities — (42.5)%		$(724,006,093)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.7)%		$(216,083,715)

Net Assets Applicable to Common Shares — 100.0%		$1,703,784,907

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2018, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2018, the aggregate value of these securities is $558,533,313 or 32.8% of the Fund’s net assets applicable to common shares.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, the aggregate value of these securities is $101,995,888 or 6.0% of the Fund’s net assets applicable to common shares.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2018.

(13)	When-issued security.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(16)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(17)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(18)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at September 30, 2018.

(19)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2018.

(20)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2018.

(21)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

46	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

(22)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(23)	When-issued, variable rate security whose interest rate will be determined after September 30, 2018.

(24)	Non-income producing security.

(25)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(26)	Restricted security (see Note 7).

(27)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(28)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2018.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	190,000	USD	223,185	State Street Bank and Trust Company	10/1/18	$—	$(2,586)
GBP	125,000	USD	163,422	State Street Bank and Trust Company	10/1/18	—	(497)
EUR	200,000	USD	235,002	State Street Bank and Trust Company	10/3/18	—	(2,774)
USD	267,858	EUR	215,338	JPMorgan Chase Bank, N.A.	10/5/18	17,782	—
USD	169,779	EUR	135,594	JPMorgan Chase Bank, N.A.	10/5/18	12,310	—
EUR	568,696	USD	669,059	Goldman Sachs International	10/29/18	—	(7,382)
USD	2,556,410	EUR	2,172,933	Goldman Sachs International	10/29/18	28,206	—
USD	2,099,964	EUR	1,784,957	Goldman Sachs International	10/29/18	23,170	—
USD	693,684	EUR	589,627	Goldman Sachs International	10/29/18	7,654	—
USD	558,633	EUR	474,835	Goldman Sachs International	10/29/18	6,164	—
USD	458,049	EUR	389,339	Goldman Sachs International	10/29/18	5,054	—
USD	370,743	EUR	315,129	Goldman Sachs International	10/29/18	4,091	—
EUR	100,373	USD	117,092	State Street Bank and Trust Company	10/31/18	—	(289)
EUR	95,434	USD	111,400	State Street Bank and Trust Company	10/31/18	—	(346)
EUR	103,482	USD	121,365	State Street Bank and Trust Company	10/31/18	—	(945)
EUR	346,425	USD	407,156	State Street Bank and Trust Company	10/31/18	—	(4,029)
GBP	476,938	USD	628,380	State Street Bank and Trust Company	10/31/18	—	(5,940)
USD	20,721,897	EUR	17,677,180	Goldman Sachs International	10/31/18	151,328	—
USD	19,009,822	EUR	16,206,640	State Street Bank and Trust Company	10/31/18	150,489	—
USD	1,194,470	EUR	1,018,334	State Street Bank and Trust Company	10/31/18	9,456	—
USD	235,515	EUR	200,000	State Street Bank and Trust Company	10/31/18	2,779	—
USD	223,705	EUR	190,000	State Street Bank and Trust Company	10/31/18	2,606	—
USD	199,695	EUR	169,535	State Street Bank and Trust Company	10/31/18	2,411	—
USD	117,407	EUR	100,000	State Street Bank and Trust Company	10/31/18	1,039	—
USD	210,096	EUR	180,000	State Street Bank and Trust Company	10/31/18	634	—
USD	116,996	EUR	100,000	State Street Bank and Trust Company	10/31/18	628	—
USD	313,129	EUR	269,107	State Street Bank and Trust Company	10/31/18	—	(25)
USD	999,839	GBP	775,000	Citibank, N.A.	10/31/18	—	(11,594)
USD	5,797,160	GBP	4,402,293	State Street Bank and Trust Company	10/31/18	51,840	—
USD	2,269,765	GBP	1,724,343	State Street Bank and Trust Company	10/31/18	19,369	—
USD	163,634	GBP	125,000	State Street Bank and Trust Company	10/31/18	500	—
USD	739,351	GBP	571,416	State Street Bank and Trust Company	10/31/18	—	(6,390)
USD	235,271	EUR	197,833	Deutsche Bank AG	11/15/18	4,786	—
USD	123,726	EUR	103,381	Deutsche Bank AG	11/15/18	3,282	—
USD	117,849	EUR	98,409	Deutsche Bank AG	11/15/18	3,197	—
USD	123,168	EUR	103,229	Deutsche Bank AG	11/15/18	2,901	—
USD	77,834	EUR	65,840	Deutsche Bank AG	11/15/18	1,127	—

47	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	161,337	EUR	138,009	Deutsche Bank AG	11/15/18	$550	$—
USD	783,563	CAD	1,014,718	HSBC Bank USA, N.A.	11/30/18	—	(2,968)
USD	6,383,188	EUR	5,414,483	State Street Bank and Trust Company	11/30/18	67,600	—
USD	587,020	EUR	498,000	State Street Bank and Trust Company	11/30/18	6,140	—
USD	25,603,591	EUR	21,804,765	Goldman Sachs International	12/6/18	155,960	—
USD	2,035,111	EUR	1,709,000	Goldman Sachs International	12/13/18	39,128	—
USD	3,416,084	EUR	2,884,524	Deutsche Bank AG	12/20/18	44,702	—
USD	773,254	EUR	659,565	Goldman Sachs International	2/21/19	—	(2,033)

						$826,883	$(47,798)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
5-Year USD Deliverable Interest Rate Swap	91	Short	Dec-18	$(8,949,281)	$40,523
10-Year USD Deliverable Interest Rate Swap	129	Short	Dec-18	(12,714,563)	124,969
U.S. 2-Year Treasury Note	647	Short	Dec-18	(136,345,141)	264,772
U.S. 5-Year Treasury Note	1,118	Short	Dec-18	(125,748,797)	761,808
U.S. 10-Year Treasury Note	675	Short	Dec-18	(80,177,344)	780,468
U.S. 10-Year Treasury Note	300	Long	Dec-18	35,634,375	(353,906)
U.S. Ultra 10-Year Treasury Note	214	Short	Dec-18	(26,964,000)	359,453

					$1,978,087

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	4,492	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	$(8,144)
LCH.Clearnet	EUR	500	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	(7,440)
LCH.Clearnet	EUR	2,250	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	5/9/23	(11,349)
LCH.Clearnet	EUR	240	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/20/28	(3,684)
LCH.Clearnet	EUR	290	Receives	6-month EURIBOR (pays semi-annually)	1.01% (pays annually)	3/21/28	(4,941)
LCH.Clearnet	EUR	95	Receives	6-month EURIBOR (pays semi-annually)	1.47% (pays annually)	4/5/48	625

48	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	265	Receives	6-month EURIBOR (pays semi-annually)	1.36% (pays annually)	4/5/48	$873
LCH.Clearnet	EUR	140	Receives	6-month EURIBOR (pays semi-annually)	1.60% (pays annually)	5/18/48	(4,229)
LCH.Clearnet	EUR	159	Receives	6-month EURIBOR (pays semi-annually)	1.54% (pays annually)	5/29/48	(1,455)
LCH.Clearnet	EUR	71	Receives	6-month EURIBOR (pays semi-annually)	1.46% (pays annually)	5/31/48	948
LCH.Clearnet	USD	1,700	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	17,975
LCH.Clearnet	USD	2,250	Receives	3-month USD-LIBOR (pays quarterly)	1.50% (pays semi-annually)(1)	3/20/20	37,015
LCH.Clearnet	USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	13,105
LCH.Clearnet	USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	11/17/20	1,461
LCH.Clearnet	USD	550	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	3,885
LCH.Clearnet	USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.69% (pays semi-annually)	3/16/21	4,950
LCH.Clearnet	USD	650	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/16/21	4,610
LCH.Clearnet	USD	500	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	3/19/21	3,829
LCH.Clearnet	USD	375	Receives	3-month USD-LIBOR (pays quarterly)	2.77% (pays semi-annually)	3/26/21	2,777
LCH.Clearnet	USD	665	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/7/22	21,556
LCH.Clearnet	USD	1,750	Receives	3-month USD-LIBOR (pays quarterly)	2.07% (pays semi-annually)	11/14/22	58,167
LCH.Clearnet	USD	170	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/17/22	5,249
LCH.Clearnet	USD	210	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	11/17/22	6,465
LCH.Clearnet	USD	2,000	Receives	3-month USD-LIBOR (pays quarterly)	2.21% (pays semi-annually)	12/7/22	54,829
LCH.Clearnet	USD	350	Receives	3-month USD-LIBOR (pays quarterly)	2.76% (pays semi-annually)	3/20/23	4,221
LCH.Clearnet	USD	390	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	9/27/23	(892)
LCH.Clearnet	USD	292	Receives	3-month USD-LIBOR (pays quarterly)	3.09% (pays semi-annually)	9/28/23	(398)
LCH.Clearnet(2)	USD	263	Receives	3-month USD-LIBOR (pays quarterly)	3.08% (pays semi-annually)	10/2/23	(188)
LCH.Clearnet(2)	USD	425	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	10/2/23	—

49	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	USD	1,600	Receives	3-month USD-LIBOR (pays quarterly)	2.36% (pays semi-annually)	11/21/27	$83,692
LCH.Clearnet	USD	330	Receives	3-month USD-LIBOR (pays quarterly)	2.68% (pays semi-annually)	1/30/28	11,156
LCH.Clearnet	USD	140	Receives	3-month USD-LIBOR (pays quarterly)	2.72% (pays semi-annually)	1/31/28	4,193
LCH.Clearnet	USD	250	Receives	3-month USD-LIBOR (pays quarterly)	2.85% (pays semi-annually)	3/16/28	4,937
LCH.Clearnet	USD	240	Receives	3-month USD-LIBOR (pays quarterly)	2.86% (pays semi-annually)	3/20/28	4,681
LCH.Clearnet	USD	1,046	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/10/28	(3,309)
LCH.Clearnet	USD	2,339	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	6/1/28	24,432
LCH.Clearnet	USD	673	Receives	3-month USD-LIBOR (pays quarterly)	3.13% (pays semi-annually)	9/28/28	(1,506)
LCH.Clearnet(2)	USD	273	Receives	3-month USD-LIBOR (pays quarterly)	3.11% (pays semi-annually)	10/2/28	—
LCH.Clearnet(2)	USD	573	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/2/28	(382)
LCH.Clearnet	USD	279	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	4/16/48	8,872
LCH.Clearnet	USD	310	Receives	3-month USD-LIBOR (pays quarterly)	2.91% (pays semi-annually)	4/17/48	10,609
LCH.Clearnet	USD	648	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/17/48	9,021
LCH.Clearnet	USD	39	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/18/48	(172)
LCH.Clearnet	USD	40	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	5/23/48	(280)
LCH.Clearnet	USD	30	Receives	3-month USD-LIBOR (pays quarterly)	3.02% (pays semi-annually)	5/29/48	383
LCH.Clearnet	USD	321	Receives	3-month USD-LIBOR (pays quarterly)	3.14% (pays semi-annually)	9/25/48	(1,303)
LCH.Clearnet(2)	USD	629	Receives	3-month USD-LIBOR (pays quarterly)	3.12% (pays semi-annually)	10/1/48	290

							$355,134

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after September 30, 2018.

50	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation (Depreciation)

Argentina	Goldman Sachs International	$3,117	5.00% (pays quarterly)(1)	12/20/23	5.33%	$(102,124)	$132,592	$30,468
Bahamas	Deutsche Bank AG	1,150	1.00% (pays quarterly)(1)	6/20/22	1.85	(38,877)	76,907	38,030
Brazil	Citibank, N.A.	3,549	1.00% (pays quarterly)(1)	12/20/23	2.54	(257,652)	285,863	28,211
Brazil	Goldman Sachs International	900	1.00% (pays quarterly)(1)	12/20/23	2.54	(65,339)	67,567	2,228
Russia	Deutsche Bank AG	2,500	1.00% (pays quarterly)(1)	12/20/23	1.44	(49,948)	67,239	17,291
Russia	Deutsche Bank AG	300	1.00% (pays quarterly)(1)	12/20/23	1.44	(5,994)	8,082	2,088
Turkey	Citibank, N.A.	290	1.00% (pays quarterly)(1)	6/20/23	3.62	(30,669)	19,321	(11,348)

Total		$11,806				$(550,603)	$657,571	$106,968

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2018, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $11,806,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

CIDOR	–	Canada Three Month Interbank Rate
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate
PIK	–	Payment In Kind

Currency Abbreviations:

CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling
USD	–	United States Dollar

51	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2018
Unaffiliated investments, at value (identified cost, $2,627,868,075)	$2,599,175,732
Affiliated investment, at value (identified cost, $44,699,132)	44,698,983
Cash	7,958,879
Deposits for derivatives collateral —
Financial futures contracts	2,841,512
Centrally cleared swap contracts	580,463
OTC derivatives	1,000,000
Deposits for reverse repurchase agreements	985,555
Foreign currency, at value (identified cost, $3,938,545)	3,934,813
Interest and dividends receivable	21,951,209
Dividends receivable from affiliated investment	51,819
Receivable for investments sold	54,255,675
Receivable for open forward foreign currency exchange contracts	826,883
Receivable for open swap contracts	118,316
Receivable for closed swap contracts	75,559
Tax reclaims receivable	5,333
Prepaid upfront fees on notes payable	123,145
Prepaid expenses	61,437
Total assets	$2,738,645,313

Liabilities
Notes payable	$615,000,000
Payable for reverse repurchase agreements, including accrued interest of $154,880	159,228,738
Payable for investments purchased	28,027,192
Payable for when-issued securities	11,296,684
Payable for variation margin on open financial futures contracts	111,076
Payable for variation margin on open centrally cleared swap contracts	42,751
Payable for open forward foreign currency exchange contracts	47,798
Payable for open swap contracts	11,348
Premium received on open non-centrally cleared swap contracts	657,571
Payable to affiliates:
Investment adviser fee	1,655,069
Accrued expenses	2,698,464
Total liabilities	$818,776,691
Commitments and Contingencies (Note 13)
Auction preferred shares (8,640 shares outstanding) at liquidation value plus cumulative unpaid dividends	$216,083,715
Net assets applicable to common shares	$1,703,784,907

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 116,147,018 shares issued and outstanding	$1,161,470
Additional paid-in capital	1,831,914,804
Accumulated loss	(129,291,367)
Net assets applicable to common shares	$1,703,784,907

Net Asset Value Per Common Share
($1,703,784,907 ÷ 116,147,018 common shares issued and outstanding)	$14.67

52	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2018
Interest and other income	$69,555,585
Dividends	913,486
Dividends from affiliated investment	419,961
Total investment income	$70,889,032

Expenses
Investment adviser fee	$10,141,418
Trustees’ fees and expenses	50,750
Custodian fee	442,590
Transfer and dividend disbursing agent fees	9,451
Legal and accounting services	168,110
Printing and postage	258,993
Interest expense and fees	11,384,123
Preferred shares service fee	150,514
Miscellaneous	100,014
Total expenses	$22,705,963

Net investment income	$48,183,069

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(5,131,318)
Investment transactions — affiliated investment	16,201
Financial futures contracts	737,805
Swap contracts	(70,966)
Foreign currency transactions	(35,964)
Forward foreign currency exchange contracts	6,776,688
Net realized gain	$2,292,446
Change in unrealized appreciation (depreciation) —
Investments	$(14,183,257)
Investments — affiliated investment	3,414
Financial futures contracts	2,814,605
Swap contracts	(63,130)
Foreign currency	249,167
Forward foreign currency exchange contracts	(64,330)
Net change in unrealized appreciation (depreciation)	$(11,243,531)

Net realized and unrealized loss	$(8,951,085)

Distributions to preferred shareholders
From net investment income	$(3,809,402)

Discount on redemption and repurchase of auction preferred shares	$4,050,000

Net increase in net assets from operations	$39,472,582

53	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31, 2018
From operations —
Net investment income	$48,183,069	$93,844,713
Net realized gain	2,292,446	538,453
Net change in unrealized appreciation (depreciation)	(11,243,531)	(19,638,132)
Distributions to preferred shareholders —
From net investment income	(3,809,402)	(4,960,007)
Discount on redemption and repurchase of auction preferred shares	4,050,000	—
Net increase in net assets from operations	$39,472,582	$69,785,027

Distributions to common shareholders(1)	$(48,270,701)	$(95,060,901)

Tax return of capital to common shareholders	$—	$(17,276,495)

Net decrease in net assets	$(8,798,119)	$(42,552,369)

Net Assets Applicable to Common Shares
At beginning of period	$1,712,583,026	$1,755,135,395
At end of period	$1,703,784,907	$1,712,583,026 (2)

(1)	For the year ended March 31, 2018, the source of distributions was from net investment income.

(2)	Includes accumulated distributions in excess of net investment income of $(5,545,653) at March 31, 2018. The requirement to disclose the corresponding amount as of September 30, 2018 was eliminated.

54	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended September 30, 2018
Net increase in net assets from operations	$39,472,582
Distributions to preferred shareholders	3,809,402
Discount on redemption and repurchase of auction preferred shares	(4,050,000)
Net increase in net assets from operations excluding distributions to preferred shareholders	$39,231,984
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(526,659,935)
Investments sold and principal repayments	564,271,879
Increase in short-term investments, net	(20,716,733)
Net amortization/accretion of premium (discount)	5,674,886
Amortization of prepaid upfront fees on notes payable	261,750
Increase in interest and dividends receivable	(460,974)
Decrease in dividends receivable from affiliated investment	17,692
Decrease in receivable for open forward foreign currency exchange contracts	51,518
Increase in receivable for open swap contracts	(3,697)
Increase in receivable for closed swap contracts	(75,559)
Increase in tax reclaims receivable	(3,153)
Increase in prepaid expenses	(5,357)
Increase in payable for variation margin on open financial futures contracts	110,951
Increase in payable for variation margin on open centrally cleared swap contracts	16,481
Increase in payable for open forward foreign currency exchange contracts	12,812
Increase in payable for open swap contracts	10,899
Increase in premium received on open non-centrally cleared swap contracts	366,049
Decrease in payable to affiliate for investment adviser fee	(76,267)
Increase in accrued expenses	246,171
Increase in accrued interest on reverse repurchase agreements	22,087
Decrease in unfunded loan commitments	(957,171)
Net change in unrealized (appreciation) depreciation from investments	14,179,843
Net realized loss from investments	5,115,117
Net cash provided by operating activities	$80,631,273

Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(48,270,701)
Cash distributions paid to preferred shareholders	(3,835,233)
Liquidation of auction preferred shares	(46,575,000)
Proceeds from notes payable	113,000,000
Repayments of notes payable	(161,000,000)
Proceeds from reverse repurchase agreements, net	47,725,597
Net cash used in financing activities	$(98,955,337)

Net decrease in cash and restricted cash*	$(18,324,064)

Cash and restricted cash at beginning of period (including foreign currency)	$35,625,286

Cash and restricted cash at end of period (including foreign currency)	$17,301,222

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings and reverse repurchase agreements	$10,929,862

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(5,179).

55	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

	September 30, 2018	March 31, 2018
Cash	$7,958,879	$29,511,612
Deposits for derivatives collateral —
Financial futures contracts	2,841,512	1,825,585
Centrally cleared swap contracts	580,463	1,364,303
OTC derivatives	1,000,000	470,000
Deposits for reverse repurchase agreements	985,555	1,422,699
Foreign currency	3,934,813	1,031,087
Total cash and restricted cash as shown in the Statement of Cash Flows	$17,301,222	$35,625,286

56	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
			2018	2017	2016	2015	2014
Net asset value — Beginning of period (Common shares)	$14.740		$15.110	$14.510	$16.010	$16.600	$16.860

Income (Loss) From Operations
Net investment income(1)	$0.415		$0.808	$0.899	$0.979	$1.044	$1.018
Net realized and unrealized gain (loss)	(0.071)		(0.168)	0.834	(1.278)	(0.411)	(0.055)
Distributions to preferred shareholders
From net investment income(1)	(0.033)		(0.043)	(0.018)	(0.007)	(0.003)	(0.003)
Discount on redemption and repurchase of auction preferred shares(1)	0.035		—	—	—	—	—

Total income (loss) from operations	$0.346		$0.597	$1.715	$(0.306)	$0.630	$0.960

Less Distributions to Common Shareholders
From net investment income	$(0.416)		$(0.818)	$(0.991)	$(1.114)	$(1.197)	$(1.178)
Tax return of capital	—		(0.149)	(0.124)	(0.106)	(0.023)	(0.042)

Total distributions to common shareholders	$(0.416)		$(0.967)	$(1.115)	$(1.220)	$(1.220)	$(1.220)

Anti-dilutive effect of share repurchase program (see Note 6)(1)	$—		$—	$—	$0.026	$—	$—

Net asset value — End of period (Common shares)	$14.670		$14.740	$15.110	$14.510	$16.010	$16.600

Market value — End of period (Common shares)	$12.680		$13.020	$13.830	$13.180	$14.390	$15.250

Total Investment Return on Net Asset Value(2)	2.74	%(3)(4)	4.72%	12.99%	(0.62)%	4.73%	6.50%

Total Investment Return on Market Value(2)	0.60	%(3)	0.99%	13.85%	0.44%	2.47%	(3.53)%

57	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended September 30, 2018 (Unaudited)		Year Ended March 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014
Net assets applicable to common shares, end of period (000’s omitted)	$1,703,785		$1,712,583	$1,755,135	$1,685,016	$1,881,988	$1,950,819
Ratios (as a percentage of average daily net assets applicable to common shares):(5)†
Expenses excluding interest and fees(6)	1.33	%(7)	1.30%	1.32%	1.37%	1.35%	1.27%
Interest and fee expense(8)	1.34	%(7)	1.00%	0.73%	0.63%	0.54%	0.44%
Total expenses(6)	2.67	%(7)	2.30%	2.05%	2.00%	1.89%	1.71%
Net investment income	5.66	%(7)	5.36%	6.01%	6.49%	6.44%	6.16%
Portfolio Turnover	20	%(3)	43%	45%	33%	35%	37%
Senior Securities:
Total notes payable outstanding (in 000’s)	$615,000		$663,000	$585,000	$660,000	$803,200	$828,200
Asset coverage per $1,000 of notes payable(9)	$4,122		$3,985	$4,456	$3,957	$3,675	$3,677
Total preferred shares outstanding	8,640		10,665	10,665	10,665	10,665	10,665
Asset coverage per preferred share(10)	$76,260		$71,059	$76,524	$70,461	$68,979	$69,546
Involuntary liquidation preference per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(11)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 92% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 2.50%.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Interest and fee expense relates to the notes payable, a portion of which was incurred to partially redeem the Fund’s APS (see Note 9), and the reverse repurchase agreements (see Note 10).

(9)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(10)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 305%, 284%, 306%, 282%, 276% and 278% at September 30, 2018 and March 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(11)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios do not reflect the effect of dividend payments to preferred shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended September 30, 2018 (Unaudited)	Year Ended March 31,
		2018	2017	2016	2015	2014
Expenses excluding interest and fees	0.87%	0.87%	0.87%	0.88%	0.86%	0.86%
Interest and fee expense	0.88%	0.67%	0.49%	0.40%	0.34%	0.30%
Total expenses	1.75%	1.54%	1.36%	1.28%	1.20%	1.16%
Net investment income	3.72%	3.58%	3.99%	4.15%	4.10%	4.16%

58	See Notes to Financial Statements.

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Limited Duration Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent it is consistent with its primary objective.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

59

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of September 30, 2018, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At September 30, 2018, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

60

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 12. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

N  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets.

61

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

O  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

P  Interim Financial Statements — The interim financial statements relating to September 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Q  New Accounting Pronouncement — During the six months ended September 30, 2018, the Fund adopted the FASB’s Accounting Standards Update No. 2016-18 “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (ASU 2016-18), which became effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. Pursuant to the new standard, the Fund is required to include amounts described as restricted cash and restricted cash equivalents with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the Statement of Cash Flows. Prior to the change, such amounts were disclosed separately within the Statement of Cash Flows. This change in accounting had no impact on the Fund’s net assets.

2  Auction Preferred Shares

The Fund issued Auction Preferred Shares (APS) on July 25, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. Series of APS are identical in all respects except for the reset dates of the dividend rates. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. Auctions have not cleared since February 13, 2008 and the rate since that date has been the maximum applicable rate (see Note 3). The maximum applicable rate on the APS is 150% of the “AA” Financial Composite Commercial Paper Rate at the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS.

On June 29, 2018, the Fund announced a tender offer to purchase up to 19% of its outstanding APS at a price per share equal to 92% of the APS liquidation preference of $25,000 per share (or $23,000 per share), plus any accrued but unpaid APS dividends. The tender offer expired on September 14, 2018. The number of APS redeemed pursuant to the tender offer and the redemption amount (excluding the final dividend payment) during the six months ended September 30, 2018 and the number of APS issued and outstanding are as follows:

	APS Redeemed During the Period	Redemption Amount	APS Issued and Outstanding

Series A	405	$9,315,000	1,728
Series B	405	9,315,000	1,728
Series C	405	9,315,000	1,728
Series D	405	9,315,000	1,728
Series E	405	9,315,000	1,728

The APS are redeemable at the option of the Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverage with respect to the APS as defined in the Fund’s By-Laws and the 1940 Act. The Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

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Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at September 30, 2018, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend Rates at September 30, 2018	Dividends Accrued to APS Shareholders	Average APS Dividend Rates	Dividend Rate Ranges (%)

Series A	3.07%	$759,972	2.89%	2.60–3.10
Series B	3.08	762,288	2.90	2.60–3.08
Series C	3.08	767,869	2.92	2.69–3.10
Series D	3.08	757,304	2.88	2.57–3.08
Series E	3.07	761,969	2.90	2.60–3.08

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Fund’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rate for each series as of September 30, 2018.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

Distributions in any year may include a return of capital component. For the six months ended September 30, 2018, the amount of distributions estimated to be a tax return of capital was approximately $1,312,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At March 31, 2018, the Fund, for federal income tax purposes, had capital loss carryforwards of $21,436,361 and deferred capital losses of $66,869,620 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforwards will expire on March 31, 2019 and their character is short-term. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of the Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. Of the deferred capital losses at March 31, 2018, $66,869,620 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,686,370,213

Gross unrealized appreciation	$37,628,997
Gross unrealized depreciation	(76,503,654)

Net unrealized depreciation	$(39,276,224)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average weekly gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage. For the six months ended September 30, 2018, the Fund’s investment adviser fee amounted to $10,141,418. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

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Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended September 30, 2018 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$341,325,594	$396,542,511
U.S. Government and Agency Securities	186,440,345	217,737,750

	$527,765,939	$614,280,261

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended September 30, 2018 and the year ended March 31, 2018.

On November 11, 2013, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended September 30, 2018 and the year ended March 31, 2018.

7  Restricted Securities

At September 30, 2018, the Fund owned the following securities (representing less than 0.1% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	29,787	$1,370,397	$33,064

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	555	$555,000	$814,723

Total Restricted Securities			$1,925,397	$847,787

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2018 is included in the Portfolio of Investments. At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

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Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $598,401. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $1,000,000 at September 30, 2018.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2018 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss*	$—	$—	$2,736,799	$2,736,799
Receivable for open forward foreign currency exchange contracts	—	826,883	—	826,883

Total Asset Derivatives	$—	$826,883	$2,736,799	$3,563,682

Derivatives not subject to master netting or similar agreements	$—	$—	$2,736,799	$2,736,799

Total Asset Derivatives subject to master netting or similar agreements	$—	$826,883	$—	$826,883

65

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

	Credit	Foreign Exchange	Interest Rate	Total

Accumulated loss*	$—	$—	$(403,578)	$(403,578)
Payable for open forward foreign currency exchange contracts	—	(47,798)	—	(47,798)
Payable/receivable for open swap contracts; Premium received on open non-centrally cleared swap contracts	(550,603)	—	—	(550,603)

Total Liability Derivatives	$(550,603)	$(47,798)	$(403,578)	$(1,001,979)

Derivatives not subject to master netting or similar agreements	$—	$—	$(403,578)	$(403,578)

Total Liability Derivatives subject to master netting or similar agreements	$(550,603)	$(47,798)	$—	$(598,401)

*

For futures contracts and centrally cleared swap contracts, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared swap contracts, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Deutsche Bank AG	$60,545	$(60,545)	$—	$—	$—	$—
Goldman Sachs International	420,755	(176,878)	—	—	243,877	—
JPMorgan Chase Bank, N.A.	30,092	—	—	—	30,092	—
State Street Bank and Trust Company	315,491	(23,821)	—	—	291,670	—

	$826,883	$(261,244)	$—	$—	$565,639	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Citibank, N.A.	$(299,915)	$—	$—	$260,000	$(39,915)	$260,000
Deutsche Bank AG	(94,819)	60,545	—	—	(34,274)	—
Goldman Sachs International	(176,878)	176,878	—	—	—	450,000
HSBC Bank USA, N.A.	(2,968)	—	—	—	(2,968)	—
State Street Bank and Trust Company	(23,821)	23,821	—	—	—	290,000

	$(598,401)	$261,244	$—	$260,000	$(77,157)	$1,000,000

Total — Deposits for derivatives collateral — OTC derivatives						$1,000,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at September 30, 2018 is included at Note 10.

66

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended September 30, 2018 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$—	$737,805
Swap contracts	(458,150)	—	387,184
Forward foreign currency exchange contracts	—	6,776,688	—

Total	$(458,150)	$6,776,688	$1,124,989

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$—	$2,814,605
Swap contracts	(12,067)	—	(51,063)
Forward foreign currency exchange contracts	—	(64,330)	—

Total	$(12,067)	$(64,330)	$2,763,542

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended September 30, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$32,820,000	$340,537,000	$104,847,000	$46,583,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with major financial institutions to borrow up to $900 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through December 21, 2018, the Fund pays a facility fee of 0.25% (0.35% if the Fund’s outstanding borrowings are less than 65% of the borrowing limit) per annum on the borrowing limit. The Fund also paid an upfront fee of $1,620,000, which is being amortized to interest expense over a period of three years through December 2018. The unamortized balance at September 30, 2018 is approximately $123,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2018, the Fund had borrowings outstanding under the Agreement of $615,000,000 at an interest rate of 2.99%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at September 30, 2018 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2018. Facility fees for the six months ended September 30, 2018 totaled $1,166,250 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2018, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $620,158,470 and 2.82%, respectively.

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Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

10  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of September 30, 2018 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Treasury and Agency Securities Pledged as Collateral

Bank of America	9/12/18	10/12/18	2.34%	$28,008,435	$28,041,205	$28,732,980
Bank of America	9/12/18	10/12/18	2.38	41,457,783	41,507,118	43,698,678
Federal Reserve Bank of Boston	8/30/18	10/1/18	2.14	45,342,854	45,415,629	46,350,546
Federal Reserve Bank of Boston	9/26/18	10/12/18	2.35	44,264,786	44,264,786	—	(1)

Total				$159,073,858	$159,228,738	$118,782,204

(1)	Collateral will be pledged upon the settlement of the reverse repurchase agreement.

The Fund also pledged cash of $165,555 and $820,000 to Bank of America and Federal Reserve Bank of Boston, respectively, as additional collateral for its reverse repurchase agreements. At September 30, 2018, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended September 30, 2018, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were $109,247,467 and 2.12%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At September 30, 2018, the market value of securities and cash pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for each counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 12) at September 30, 2018.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies or entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

68

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Notes to Financial Statements (Unaudited) — continued

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$906,921,467	$3,472,160	$910,393,627
Corporate Bonds & Notes	—	837,001,184	—	837,001,184
Foreign Corporate Bonds	—	1,556,156	—	1,556,156
Foreign Government Securities	—	85,289,590	—	85,289,590
Sovereign Loans	—	7,879,443	—	7,879,443
Mortgage Pass-Throughs	—	169,479,971	—	169,479,971
Collateralized Mortgage Obligations	—	416,012,257	—	416,012,257
Commercial Mortgage-Backed Securities	—	90,046,674	—	90,046,674
Asset-Backed Securities	—	42,813,256	—	42,813,256
Common Stocks	862,916	6,311,666	7,509,719	14,684,301
Convertible Bonds	—	225,383	—	225,383
Convertible Preferred Stocks	—	—	814,723	814,723
Preferred Stocks	683,235	—	—	683,235
Closed-End Funds	21,796,216	—	—	21,796,216
Miscellaneous	—	—	0	0
Short-Term Investments —
U.S. Treasury Obligations	—	499,716	—	499,716
Other	—	44,698,983	—	44,698,983

Total Investments	$23,342,367	$2,608,735,746	$11,796,602	$2,643,874,715

Forward Foreign Currency Exchange Contracts	$—	$826,883	$—	$826,883
Futures Contracts	2,331,993	—	—	2,331,993
Swap Contracts	—	404,806	—	404,806

Total	$25,674,360	$2,609,967,435	$11,796,602	$2,647,438,397

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(47,798)	$—	$(47,798)
Futures Contracts	(353,906)	—	—	(353,906)
Swap Contracts	—	(600,275)	—	(600,275)

Total	$(353,906)	$(648,073)	$—	$(1,001,979)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2018 is not presented.

13  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $4,460,000 (equal to 0.26% of net assets applicable to common shares at September 30, 2018). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

69

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Limited Duration Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Limited Duration Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior secured floating rate loans, mortgage-backed securities and high-yield bonds. The Board considered the resources available to investment professionals of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

71

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on Fund expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

72

Eaton Vance

Limited Duration Income Fund

September 30, 2018

Officers and Trustees

Officers of Eaton Vance Limited Duration Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Limited Duration Income Fund

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee
(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct AST, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7731    9.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	November 26, 2018